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OMB Number 3235-0307
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              As filed with the Securities and Exchange Commission
                               on April 26, 2002
-------------------------------------------------------------------------------

                Securities Act of 1933 Registration No. 33-55024
                 Investment Company Act of 1940 File No. 811-985

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.  ___                     [ ]

                  Post-Effective Amendment No. 36                      [X]
                               and/or

                  REGISTRATION STATEMENT UNDER THE
                   INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 53                               [X]

                STATE STREET RESEARCH GROWTH TRUST
          (Exact Name of Registrant as Specified in Charter)

          One Financial Center, Boston, Massachusetts 02111
          (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (617) 357-1200

                           Francis J. McNamara, III
               Managing Director, Secretary & General Counsel
                 State Street Research & Management Company
                            One Financial Center
                         Boston, Massachusetts 02111
                   (Name and Address of Agent for Service)

                          Gregory D. Sheehan, Esq.
                                Ropes & Gray
                           One International Place
                         Boston, Massachusetts 02110

It is proposed that this filing will become effective under Rule 485:

      [ ] Immediately upon filing pursuant to paragraph (b).
      [X] On May 1, 2002 pursuant to paragraph (b).
      [ ] 60 days after filing pursuant to paragraph (a)(1).
      [ ] On ________ pursuant to paragraph (a)(1).
      [ ] 75 days after filing pursuant to paragraph (a)(2).
      [ ] On ________________ Pursuant to paragraph (a)(2).


             If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information for the State Street Research Large-Cap Growth Fund series of the Registrant are included herein.

The Prospectus and Statement of Additional Information for the State Street Research Core Income Fund series of the Registrant are included in Post-Effective Amendment No. 34 filed on April 1, 2002.

The Prospectus and Statement of Additional Information for the State Street Research Concentrated International Fund series of the Registrant are included in Post-Effective Amendment No. 27 filed on September 27, 2001.


The Prospectus and Statement of Additional Information for the State Street Research Asset Fund series of the Registrant are included in Post-Effective Amendment No. 11 to the Registration Statement filed on July 7, 2000.

[LOGO] STATE STREET RESEARCH

[Graphic of Clock]

LARGE-CAP GROWTH FUND

PROSPECTUS - MAY 1, 2002

A STOCK FUND WITH A GROWTH APPROACH TO LARGE-CAP INVESTING.

THIS PROSPECTUS HAS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

1       THE FUND

        1  Goal and Strategies
        2  Principal Risks
        4  Volatility and Performance
        6  Investor Expenses
        8  Investment Management

9       YOUR INVESTMENT

        9  Opening an Account
        9  Choosing a Share Class
       10  Sales Charges
       13  Dealer Compensation
       14  Buying and Selling Shares
       18  Account Policies
       20  Distributions and Taxes
       21  Investor Services

22     OTHER INFORMATION

       22  Other Securities and Risks
       24  Financial Highlights
       27  Board of Trustees

BACK COVER For Additional Information

THE FUND

[Chess Piece] GOAL AND STRATEGIES

FUNDAMENTAL GOAL The fund seeks to provide long-term growth of capital.


PRINCIPAL STRATEGIES Under normal circumstances, the fund invests at least 65% of total assets (80% after July 31, 2002) in large-cap stocks and convertible securities that have long-term growth potential.

The fund considers large-cap companies to be those with market capitalizations within the range of companies included in the Russell 1000 Growth(R) Index. The capitalization range of the russell 1000 growth index will vary due to the market value fluctuations of the stocks in the index. The index is reconstituted annually, normally in June. Following the reconstitution, the capitalization range of the index may be significantly different than it was prior to the reconstitution. In the future, the fund may define large-cap companies using a different index or classification system.

In selecting stocks, the fund first attempts to identify the industries that over the long term will grow faster than the economy as a whole. It then looks for companies within those industries that appear most capable of sustained growth. While the fund tends to emphasize larger, established companies, from time to time it may also invest in other sizes or types of companies, including smaller growth companies. Current income is not a significant factor in stock selection.

The fund reserves the right to invest up to 35% of total assets (20% after July 31, 2002) in other securities.


[SIDENOTE]

[Magnifying Glass] WHO MAY WANT TO INVEST

[SIDEBAR]
State Street Research Large-Cap Growth Fund is designed for investors who seek one or more of the following:

-    a stock fund for a long-term goal

-    a fund to complement a portfolio of more conservative investments

-    a fund that uses a growth-oriented strategy

The fund is NOT appropriate for investors who:

-    want to avoid high volatility or possible losses

-    are making short-term investments

-    are investing emergency reserve money

-    are seeking regular income
[END SIDEBAR]

These may include U.S. government securities, as well as corporate bonds rated investment-grade at the time of purchase and their unrated equivalents.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.

[Stop Sign] PRINCIPAL RISKS

Because the fund invests primarily in stocks, its major risks are those of stock investing, including sudden and unpredictable drops in value and the potential for periods of lackluster performance.

As a general rule, growth stocks often are more sensitive to market movements than other types of stocks, because their market prices tend to reflect future expectations. At times when it appears these expectations may not be met, growth stock prices typically fall.

In addition, there are particular risks associated with investing in companies of a given size. Larger, more established companies are generally not nimble and may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Smaller companies may be more sensitive to market movements. Stocks of these companies may be less widely traded and the companies may be less able to withstand economic downturns.

Because of these and other risks, the fund may underperform certain other stock funds (those emphasizing value stocks, for example) during periods when growth stocks are out of favor. The success of the fund's investment strategy depends largely on the portfolio manager's skill in assessing the potential of the stocks the fund buys.

The fund's management approach, which may include short-term trading, could cause the fund's portfolio turnover rate to be above average for a stock fund. High turnover will increase the fund's transaction costs and may increase your tax liability if there are capital gains.

Because the fund may invest in U.S. companies with some international business, and also may invest in foreign companies, it is subject to the risks associated with international investing.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

INFORMATION ON OTHER SECURITIES AND RISKS APPEARS ON PAGE 22.

A "SNAPSHOT" OF THE FUND'S INVESTMENTS MAY BE FOUND IN THE CURRENT ANNUAL OR SEMIANNUAL REPORT (SEE BACK COVER).

[SIDENOTE]

[Magnifying Glass] LARGE-CAP GROWTH INVESTING

[SIDEBAR]
Large-cap stocks tend to have the potential for capital appreciation but do not tend to experience the volatility of stocks of smaller companies, especially those smaller companies that do not pay dividends.

Unlike many smaller companies, large-cap companies typically occupy leading positions in their respective markets and many are household names. As a result, they tend to have access to financial resources that can help them preserve and expand product markets, introduce new products, make strategic acquisitions and grow revenues and profits.

A fund that uses a growth-oriented strategy seeks to invest in stocks of companies that are growing faster than the economy as a whole. Often, these companies are in expanding industries.

Many stocks owned by growth funds do not pay dividends and can be more volatile than other types of investments. As a result, growth funds are appropriate for investors who have long-term investment horizons.
[END SIDEBAR]

                           VOLATILITY AND PERFORMANCE

[CHART]


YEARS ENDED DECEMBER 31         YEAR-BY-YEAR TOTAL RETURN (CLASS A)
------------------------        -----------------------------------
         1992                                 5.71
         1993                                 8.68
         1994                                (3.83)
         1995                                32.57
         1996                                12.65
         1997                                10.14
         1998                                25.90
         1999                                38.98
         2000                               (14.22)
         2001                               (30.61)

BEST QUARTER: fourth quarter 1999, up 29.66%
WORST QUARTER: third quarter 2001, down 25.15%

AVERAGE ANNUAL TOTAL RETURNS (AT MAXIMUM APPLICABLE SALES CHARGE)                           AS OF DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------
                                                                                         1 YEAR    5 YEARS     10 YEARS
CLASS A         Return Before Taxes (%)                                                   (34.60)     1.57        5.96
                Return After Taxes on Distributions (%)                                   (34.94)    (0.15)       2.90
                Return After Taxes on Distributions and Sale of Fund Shares (%)           (20.71)     1.28        3.93
CLASS B         Return Before Taxes (%)                                                   (34.56)     1.74        5.86
CLASS B(1)(a)   Return Before Taxes (%)                                                   (34.56)     1.74        5.86
CLASS C         Return Before Taxes (%)                                                   (31.76)     2.06        5.90
CLASS S         Return Before Taxes (%)                                                   (30.42)     3.09        6.82
RUSSELL 1000 GROWTH INDEX
                Return Before Taxes (%)                                                   (20.42)     8.27       10.79
S&P 500 INDEX
                Return Before Taxes (%)                                                   (11.88)    10.70       12.93
LIPPER LARGE CAP GROWTH FUNDS INDEX
                Return Before Taxes (%)                                                   (23.87)     7.50       10.60

(a) PERFORMANCE FOR CLASS B(1) REFLECTS CLASS B PERFORMANCE THROUGH DECEMBER 31, 1998. CLASS B(1) WAS INTRODUCED ON JANUARY 1, 1999.

                                       5
[SIDEBAR]
[Magnifying Glass] UNDERSTANDING VOLATILITY AND PERFORMANCE

The bar chart and table on the opposite page are designed to show two aspects of the fund's track record:


- YEAR-BY-YEAR TOTAL RETURN shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The bar chart includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

- AVERAGE ANNUAL TOTAL RETURN is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate.

     Three different measures of average annual total return are shown: (1) Return Before Taxes, (2) Return After Taxes on Distributions
     (Pre-Liquidation) and (3) Return After Taxes on Distributions and Sale of Fund Shares (Post-Liquidation). After-tax returns are shown only for Class A shares. The after-tax returns for the other classes will vary.

     Return Before Taxes includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

     Return After Taxes on Distributions includes the effects of fund expenses, applicable federal taxes with respect to distributions and maximum sales charges for Class A shares, and assumes that you continue to hold your shares at the end of the period.

     Return After Taxes on Distributions and Sale of Fund Shares includes the effects of fund expenses, applicable federal taxes with respect to distributions and any gain or loss realized upon sale of your shares, and maximum sales charges for Class A shares, and assumes that you sold all of your shares at the end of the period.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Also included are three independent measures of performance. Two are unmanaged stock indices: the S&P 500 (officially, the "S&P 500 Composite Stock Price Index"), which includes 500 domestic stocks, and the Russell 1000 Growth Index, which contains only those stocks within the complete Russell 1000 Index (a large company index) that show higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Index shows the performance of a category of mutual funds with similar goals. This index, which is also unmanaged, shows you how well the fund has done compared to competing funds.

     While the fund does not seek to match the returns or the volatility of any index, these indices are good indicators of general stock market performance and can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effect of sales charges. Also, even if your stock portfolio were identical to the S&P 500 or the Russell 1000 Growth, your returns would always be lower, because these indices don't include brokerage or administrative expenses.

     Keep in mind that past performance (before or after taxes) is no guarantee of future results.

[END SIDEBAR]

                               INVESTOR EXPENSES

                                                                             CLASS DESCRIPTIONS BEGIN ON PAGE 9
                                                             ----------------------------------------------------------------
SHAREHOLDER FEES (% OF OFFERING PRICE)                       CLASS A     CLASS B(1)        CLASS B       CLASS C      CLASS S
-----------------------------------------------------------------------------------------------------------------------------
        Maximum front-end sales charge (load)                  5.75(a)          0.00            0.00         0.00       0.00
        Maximum deferred sales charge (load)                   0.00(a)          5.00            5.00         1.00       0.00
ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)     CLASS A     CLASS B(1)        CLASS B       CLASS C      CLASS S
-----------------------------------------------------------------------------------------------------------------------------
        Management fee                                        0.475            0.475           0.475        0.475      0.475
        Service/distribution (12b-1) fees                     0.300(b)         1.000           1.000        1.000      0.000
        Other expenses                                        0.515            0.515           0.515        0.515      0.515
                                                              -----            -----           -----        -----      -----
        TOTAL ANNUAL FUND EXPENSES*                           1.290            1.990           1.990        1.990      0.990
                                                              =====            =====           =====        =====      =====
        *BECAUSE SOME OF THE FUND'S EXPENSES HAVE BEEN
         REDUCED THROUGH EXPENSE OFFSET ARRANGEMENTS,
         ACTUAL TOTAL OPERATING EXPENSES FOR THE PRIOR
         YEAR WERE:                                           1.270            1.970           1.970        1.970      0.970
EXAMPLE    YEAR                                              CLASS A     CLASS B(1)        CLASS B       CLASS C      CLASS S
-----------------------------------------------------------------------------------------------------------------------------
           1                                                   $699        $702/$202       $702/$202    $302/$202       $101
           3                                                   $960        $924/$624       $924/$624         $624       $315
           5                                                 $1,242    $1,273/$1,073   $1,273/$1,073       $1,073       $547
           10                                                $2,042           $2,136          $2,136       $2,317     $1,213

(a)  EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE PAGE 10.

(b) THE TRUSTEES MAY INCREASE THE CURRENT SERVICE/DISTRIBUTION FEE RATE SHOWN FOR CLASS A SHARES AT ANY TIME PROVIDED THAT THE FEES DO NOT EXCEED A MAXIMUM OF 0.40%.

[Magnifying Glass] UNDERSTANDING INVESTOR EXPENSES

[SIDEBAR]
The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund. The information is based on the fund's most recent fiscal year end, and current results may be different.


- SHAREHOLDER FEES are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.


- ANNUAL FUND OPERATING EXPENSES are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.


- The EXAMPLE is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For ClassB(1) and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

     When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. When there is only one number, the costs would be the same either way.

     The figures in the example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

     Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.
[END SIDEBAR]

[Thinker] INVESTMENT MANAGEMENT


The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has approximately $46 billion in assets under management (as of March 31, 2002), including more than $18 billion in mutual funds.


The investment manager is responsible for the fund's investment and business activities, and receives the management fee (0.475% of average net assets, annually) as compensation. The investment manager is a subsidiary of MetLife, Inc.

Kennard Woodworth, Jr. has been responsible for the fund's day-to-day portfolio management since August 1997. A senior vice president, he joined the firm in 1986 and has worked as an investment professional since 1961.

                                YOUR INVESTMENT

[Key] OPENING AN ACCOUNT

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[Checklist] CHOOSING A SHARE CLASS

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

CLASS A -- FRONT LOAD

-    Initial sales charge of 5.75% or less

- Lower sales charges for larger investments; see sales charge schedule at right

- Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of up to 0.40%

CLASS B(1) -- BACK LOAD

-    No initial sales charge

-    Deferred sales charge of 5% or less on shares you sell within six years

-    Annual service/distribution (12b-1) fee of 1.00%

- Automatic conversion to Class A shares after eight years, reducing future annual expenses

CLASS B -- BACK LOAD

-    Available only to current Class B shareholders; see page 11 for details

CLASS C -- LEVEL LOAD

-    No initial sales charge

- Deferred sales charge of 1%, paid if you sell shares within one year of purchase

-    Lower deferred sales charge than Class B(1) shares

-    Annual service/distribution (12b-1) fee of 1.00%

- No conversion to Class A shares after eight years, so annual expenses do not decrease

CLASS S -- SPECIAL PROGRAMS

- Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

-    No sales charges of any kind

- No service/distribution (12b-1) fees; annual expenses are lower than other share classes'

SALES CHARGES

CLASS A -- FRONT LOAD

WHEN YOU INVEST          THIS % IS    WHICH EQUALS
THIS AMOUNT               DEDUCTED     THIS % OF
                         FOR SALES     YOUR NET
                          CHARGES     INVESTMENT
--------------------------------------------------
Up to $50,000              5.75          6.10
$50,000 to $100,000        4.50          4.71
$100,000 to $250,000       3.50          3.63
$250,000 to $500,000       2.50          2.56
$500,000 to $1 million     2.00          2.04
$1 million or more             see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can pur-chase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if you sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 12.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

CLASS B(1) -- BACK LOAD

                           THIS % OF NET ASSET VALUE
WHEN YOU SELL SHARES       AT THE TIME OF PURCHASE (OR
IN THIS YEAR AFTER YOU     OF SALE, IF LOWER) IS DEDUCTED
BOUGHT THEM                FROM YOUR PROCEEDS
---------------------------------------------------------
  First year                          5.00
  Second year                         4.00
  Third year                          3.00
  Fourth year                         3.00
  Fifth year                          2.00
  Sixth year                          1.00
  Seventh or eighth year              None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

CLASS B -- BACK LOAD

Class B shares are available only to cur-rent shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by cur-rent Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

CLASS C -- LEVEL LOAD

                                     THIS % OF NET ASSET VALUE
WHEN YOU SELL SHARES                 AT THE TIME OF PURCHASE (OR
IN THIS YEAR AFTER YOU               OF SALE, IF LOWER) IS DEDUCTED
BOUGHT THEM                          FROM YOUR PROCEEDS
-------------------------------------------------------------------
First year                                     1.00
Second year or later                           None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

CLASS S -- SPECIAL PROGRAMS

Class S shares have no sales charges.

OTHER CDSC POLICIES

The CDSC will be based on the net asset value of the shares at the time of purchase (or of sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.


The CDSC is waived on shares sold for participant-initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.


[SIDENOTE]

[Magnifying Glass] UNDERSTANDING SERVICE/DISTRIBUTION FEES

[SIDEBAR]
As noted in the descriptions on pages 10 through 12, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.


The fund may pay certain service and distribution fees for a class, as allowed under the 12b-1 plan for the class. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.

Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' commissions are calculated.


The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.
[END SIDEBAR]

[Check] DEALER COMPENSATION

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.


DEALER COMMISSIONS (%)                 CLASS A        CLASS B(1)   CLASS B     CLASS C     CLASS S
--------------------------------------------------------------------------------------------------
Sales Commission                      See below         4.00        4.00        1.00        0.00
   Investments up to $50,000             5.00            --          --          --          --
   $50,000 to $100,000                   4.00            --          --          --          --
   $100,000 to $250,000                  3.00            --          --          --          --
   $250,000 to $500,000                  2.00            --          --          --          --
   $500,000 to $1 million                1.75            --          --          --          --
   $1 million and over(a)
         First $1 million to $3 million  1.00            --          --          --          --
         Next $2 million                 0.75            --          --          --          --
         Next $2 million                 0.50            --          --          --          --
         Amount over $7 million          0.25            --          --          --          --
Annual fee                               0.25           0.25        0.25       1.00        0.00


BROKERS FOR PORTFOLIO TRADES

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) IF YOUR FINANCIAL PROFESSIONAL DECLINES THIS COMMISSION, THE ONE-YEAR CDSC ON YOUR INVESTMENT IS WAIVED.

BUYING AND SELLING SHARES

[Cash Register] POLICIES FOR BUYING SHARES

Once you have chosen a share class, the next step is to determine the amount you want to invest.

MINIMUM INITIAL INVESTMENTS:

-    $1,000 for accounts that use the Investamatic program(a)

-    $2,000 for Individual Retirement Accounts(a)

-    $2,500 for all other accounts

MINIMUM ADDITIONAL INVESTMENTS:

-    $50 for any account

(a) EXCEPT $500 FOR INDIVIDUAL RETIREMENT ACCOUNTS DURING SPECIAL PROMOTIONAL PERIODS.

Complete a fund application. You can avoid future inconvenience by signing up now for any services you might later use.


TIMING OF REQUESTS All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following business day, at that day's closing share price.

WIRE TRANSACTIONS Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

                         INSTRUCTIONS FOR BUYING SHARES

                               TO OPEN AN ACCOUNT                     TO ADD TO AN ACCOUNT
[Briefcase] THROUGH A      Consult your financial                  Consult your financial
            PROFESSIONAL   professional or your program            professional or your program
            OR PROGRAM     materials.                              materials.

BY MAIL         [Mailbox]  Make your check payable to              Fill out an investment slip
                           "State Street Research Funds."          from an account statement or
                           Forward the check and your              indicate the fund name and
                           application to State Street             account number on your check.
                           Research.                               Make your check payable to
                                                                   "State Street Research Funds."
                                                                   Forward the check and slip to
                                                                   State Street Research.
[Capital Building]
               BY FEDERAL  Call to obtain an account               Call State Street Research to
               FUNDS WIRE  number, and forward your                obtain a control number.
                           application to State Street             Instruct your bank to wire
                           Research. Wire funds using the          funds to:
                           instructions at right.                  -    State Street Bank and
                                                                        Trust Company, Boston,
                                                                        MA
                                                                   -    ABA: 011000028
                                                                   -    BNF: fund name and share
                                                                        class you want to buy
                                                                   -    AC: 99029761
                                                                   -    OBI: your name and your
                                                                        account number
                                                                   -    Control: the number given
                                                                        to you by State Street
                                                                        Research

BY ELECTRONIC      [Plug]  Verify that your bank is a              Call State Street Research to
FUNDS TRANSFER             member of the ACH (Automated            verify that the necessary bank
(ACH)                      Clearing House) system.                 information is on file for
                           Forward your application to             your account. If it is, you
                           State Street Research. Please           may request a transfer by
                           be sure to include the                  telephone or Internet. If not,
                           appropriate bank information.           please ask State Street
                           Call State Street Research to           Research to provide you with
                           request a purchase.                     an EZ Trader application.
[Calendar]
          BY INVESTAMATIC  Forward your application, with          Call State Street Research to
                           all appropriate sections                verify that Investamatic is in
                           completed, to State Street              place on your account, or to
                           Research, along with a check            request a form to add it.
                           for your initial investment             Investments are automatic once
                           payable to "State Street                Investamatic is in place.
                           Research Funds."

BY EXCHANGE                Read the prospectus for the             Read the prospectus for the
         [Arrows Going In  fund into which you are                 fund into which you are
          Opposite         exchanging. Call State Street           exchanging. Call State Street
          Directions]      Research or visit our web               Research or visit our web
                           site.                                   site.

STATE STREET RESEARCH SERVICE CENTER PO BOX 8408, BOSTON, MA 02266-8408 INTERNET www.ssrfunds.com
CALL TOLL-FREE: 1-87-SSR-FUNDS (1-877-773-8637) (BUSINESS DAYS 8:00 A.M. - 6:00 P.M., EASTERN TIME)

[Cash Register] POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS Please submit instructions in writing when any of the following apply:

-    you are selling more than $100,000 worth of shares

-    the name or address on the account has changed within the last 30 days

- you want the proceeds to go to a name or address not on the account registration

- you are transferring shares to an account with a different registration or share class

- you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

CORPORATE ACCOUNTS: certified copy of a corporate resolution

FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

INCOMPLETE SELL REQUESTS State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.


TIMING OF REQUESTS All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following business day, at that day's closing share price.

WIRE TRANSACTIONS Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

OVERNIGHT DELIVERY A shareholder may request that redemption proceeds be sent by check via overnight delivery. A $10 fee will be deducted from either the shareholder's remaining account balance or from the proceeds of the redemption.


SELLING RECENTLY PURCHASED SHARES If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         INSTRUCTIONS FOR SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES

[Briefcase] THROUGH A      Consult your financial professional or
            PROFESSIONAL   your program materials.
            OR PROGRAM

BY MAIL         [Mailbox]  Send a letter of instruction, an
                           endorsed stock power or share
                           certificates (if you hold certificate
                           shares) to State Street Research.
                           Specify the fund, the account number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).


[Capital Building]         Check with State Street Research to make
               BY FEDERAL sure that a wire redemption privilege, FUNDS WIRE including a bank designation, is in place on your account. Once this is
                           established, you may place your request
                           to sell shares with State Street
                           Research. Proceeds will be wired to your pre-designated bank account (see "Wire
                           Transactions" on facing page.)

BY ELECTRONIC      [Plug]  As long as the transaction does not
FUNDS TRANSFER             require a written request (see facing
(ACH)                      page), you or your financial
                           professional can sell shares by calling
                           State Street Research. A check will be
                           mailed to your address of record on the
                           following business day.

[Computer]    BY INTERNET  Check with State Street Research to make
                           sure that the EZ Trader feature,
                           including a bank designation, is in
                           place on your account. Once this is
                           established, you may place your request
                           to sell shares with State Street
                           Research by telephone or Internet.
                           Proceeds will be sent to your
                           pre-designated bank account.

BY TELEPHONE  [Telephone]  Visit our web site. Certain limitations may apply.

BY EXCHANGE                Read the prospectus for the fund into
         [Arrows Going In  which you are exchanging. Call State
          Opposite         Street Research or visit our web site.
          Directions]

BY SYSTEMATIC              See plan information on page 21.
WITHDRAWAL PLAN
               [Calender]

STATE STREET RESEARCH SERVICE CENTER PO BOX 8408, BOSTON, MA 02266-8408 INTERNET www.ssrfunds.com
CALL TOLL-FREE: 1-87-SSR-FUNDS (1-877-773-8637) (BUSINESS DAYS 8:00 A.M. - 6:00 P.M., EASTERN TIME)

[Policies] ACCOUNT POLICIES


TELEPHONE AND INTERNET REQUESTS When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges or redemptions on your account. For your protection,all telephone calls are recorded.

You may also use our web site for submitting certain requests over the Internet.


As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the -telephone privilege on your application. Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

EXCHANGE PRIVILEGES There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.


Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

THE FUND'S BUSINESS HOURS The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

CALCULATING SHARE PRICE The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell fund shares.

REINSTATING RECENTLY SOLD SHARES

For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including: 20


- In response to unusual market, political or other conditions, the fund may open for business and calculate its net asset value on days and at times that are different than described above


- Requirements for initial or additional investments, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

-    All orders to purchase shares are subject to acceptance by the fund

- At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

- The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

-    The fund reserves the right to redeem in kind

- To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

["Uncle Sam"] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund typically distributes any net income and net capital gains to shareholders around the end of the fund's fiscal year, which is December 31. To comply with tax regulations, the fund may also be required to pay an additional income or capital gains distribution.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account, or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains -- in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

[SIDENOTE]

[Magnifying Glass] TAX CONSIDERATIONS


Unless your investment is in a tax-deferred account, you may want to avoid:

- investing a large amount in the fund close to the end of its fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

- selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[Hands] INVESTOR SERVICES

INVESTAMATIC PROGRAM Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

SYSTEMATIC WITHDRAWAL PLAN This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.


EZ TRADER This service allows you to purchase or sell fund shares by telephone or over the Internet through the ACH (Automated Clearing House) system.

DIVIDEND ALLOCATION PLAN This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

SYSTEMATIC EXCHANGE This plan allows you to systematically exchange money from one fund to up to four other funds. A minimum of $10,000 in the initial fund is required and any additional funds must meet minimum initial investment requirements.


CALL 1-87-SSR-FUNDS (1-877-773-8637) FOR INFORMATION ON RETIREMENT PLANS OR ANY OF THE SERVICES DESCRIBED ABOVE.

OTHER INFORMATION

[Policies] OTHER SECURITIES AND RISKS


Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of certain other securities and practices, along with their associated risks.


FOREIGN INVESTMENTS Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, and fluc-tuations in currency exchange rates. These risks are usually higher in less developed countries. The fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

INTERNATIONAL EXPOSURE Many U.S. companies in which the fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

DERIVATIVES Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. The fund may use certain derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or 23 loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

SECURITIES LENDING The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

WHEN-ISSUED SECURITIES The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.


RESTRICTED OR ILLIQUID SECURITIES Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

BONDS The value of any bonds held by the fund is likely to decline when interest rates rise; the risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the fund.

DEFENSIVE INVESTING The fund may take temporary defensive positions at times to avoid losses in response to adverse market, economic, political or other conditions. At such times, the fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the fund does this, it is not pursuing its goal.

FINANCIAL HIGHLIGHTS

THESE HIGHLIGHTS ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S PERFORMANCE OVER THE PAST FIVE YEARS. THE INFORMATION IN THESE TABLES HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, THE FUND'S INDEPENDENT ACCOUNTANTS. THEIR REPORT AND THE FUND'S FINANCIAL STATEMENTS ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST. TOTAL RETURN FIGURES ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.


                                                                   CLASS A                               CLASS B(1)
                                             -------------------------------------------------------------------------------
                                                          YEARS ENDED DECEMBER 31                 YEARS ENDED DECEMBER 31
                                             ------------------------------------------------  -----------------------------
PER SHARE DATA                                1997(a)   1998(a)   1999(a)   2000(a)   2001(a)   1999(a)(c) 2000(a)   2001(a)
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)         7.17      7.07      8.90     11.86      8.37      8.47     11.19      7.73
                                              ------    ------    ------    ------    ------     -----    ------    ------
   Net investment loss ($)                     (0.00)    (0.03)    (0.03)    (0.05)    (0.04)    (0.10)    (0.13)    (0.08)

   Net realized and unrealized
   gain (loss) on investments ($)               0.68      1.86      3.47     (1.62)    (2.51)     3.30     (1.51)    (2.32)
                                              ------    ------    ------    ------    ------     -----    ------    ------
 TOTAL FROM INVESTMENT OPERATIONS ($)           0.68      1.83      3.44     (1.67)    (2.55)     3.20     (1.64)    (2.40)
                                              ------    ------    ------    ------    ------     -----    ------    ------
   Distributions from capital gains ($)        (0.78)    (0.00)    (0.48)    (1.82)    (0.16)    (0.48)    (1.82)    (0.16)
                                              ------    ------    ------    ------    ------     -----    ------    ------
 TOTAL DISTRIBUTIONS ($)                       (0.78)    (0.00)    (0.48)    (1.82)    (0.16)    (0.48)    (1.82)    (0.16)
                                              ------    ------    ------    ------    ------     -----    ------    ------
 NET ASSET VALUE, END OF YEAR ($)               7.07      8.90     11.86      8.37      5.66     11.19      7.73      5.17
                                              ======    ======    ======    ======    ======     =====    ======    ======
 Total return (%)(b)                           10.14     25.90     38.98    (14.22)   (30.61)    38.13    (14.82)   (31.22)

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)      16,470    21,098    35,418    37,696    25,748     9,548    21,170    16,431

 Expense ratio (%)                              0.93      0.97      0.91      0.98      1.29      1.66      1.70      1.99

 Expense ratio after expense reductions (%)     0.93      0.96      0.90      0.98      1.27      1.65      1.70      1.97

 Ratio of net investment loss
 to average net assets (%)                     (0.05)    (0.37)    (0.32)    (0.44)    (0.63)    (1.05)    (1.16)    (1.33)

 Portfolio turnover rate (%)                  258.99     39.27     42.19     44.94     49.27     42.19     44.94     49.27

                                                          CLASS B                                 CLASS C
                                           -------------------------------------------------------------------------------
                                                  YEARS ENDED DECEMBER 31                 YEARS ENDED DECEMBER 31
                                           --------------------------------------- ---------------------------------------

PER SHARE DATA                             1997(a) 1998(a) 1999(a) 2000(a) 2001(a) 1997(a) 1998(a) 1999(a) 2000(a) 2001(a)
--------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)      6.96    6.79    8.47   11.18    7.73    6.95   6.78    8.47    11.18    7.73
                                           ------  ------  ------  ------  ------  ------  -----   -----   ------  ------
   Net investment loss ($)                  (0.06)  (0.08)  (0.10)  (0.13)  (0.08)  (0.06) (0.08)  (0.10)   (0.13)  (0.08)

   Net realized and unrealized
   gain (loss) on investments ($)            0.67    1.76    3.29   (1.50)  (2.32)   0.67   1.77    3.29    (1.50)  (2.31)
                                           ------  ------  ------  ------  ------  ------  -----   -----   ------  ------
 TOTAL FROM INVESTMENT OPERATIONS ($)        0.61    1.68    3.19   (1.63)  (2.40)   0.61   1.69    3.19    (1.63)  (2.39)
                                           ------  ------  ------  ------  ------  ------  -----   -----   ------  ------
   Distributions from capital gains ($)     (0.78)  (0.00)  (0.48)  (1.82)  (0.16)  (0.78) (0.00)  (0.48)   (1.82)  (0.16)
                                           ------  ------  ------  ------  ------  ------  -----   -----   ------  ------
 TOTAL DISTRIBUTIONS ($)                    (0.78)  (0.00)  (0.48)  (1.82)  (0.16)  (0.78) (0.00)  (0.48)   (1.82)  (0.16)
                                           ------  ------  ------  ------  ------  ------  -----   -----   ------  ------
 NET ASSET VALUE, END OF YEAR ($)            6.79    8.47   11.18    7.73    5.17    6.78   8.47   11.18     7.73    5.18
                                           ======  ======  ======  ======  ======  ======  =====   =====   ======  ======
 Total return (%)(b)                         9.44   24.76   38.01  (14.74) (31.22)   9.30  24.94   38.01   (14.74) (31.09)

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)   36,442  42,379  59,019  49,759  26,062   4,562  4,727   5,967    5,128   3,137

 Expense ratio (%)                           1.68    1.72    1.66    1.70    1.99    1.68   1.72    1.66     1.70    1.99

 Expense ratio after expense reductions(%)   1.68    1.71    1.65    1.70    1.97    1.68   1.71    1.65     1.70    1.97

 Ratio of net investment loss to
 average net assets (%)                     (0.82)  (1.13)  (1.07)  (1.15)  (1.34)  (0.79) (1.13)  (1.07)   (1.15)  (1.34)

 Portfolio turnover rate (%)               258.99   39.27   42.19   44.94   49.27  258.99  39.27   42.19    44.94   49.27

(a)  PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.

(b)  DOES NOT REFLECT ANY FRONT-END OR CONTINGENT DEFERRED SALES CHARGES.

(c)  JANUARY 1, 1999 (COMMENCEMENT OF SHARE CLASS) TO DECEMBER 31, 1999.

                                                                                                CLASS S
                                                                    ---------------------------------------------------------
                                                                                       YEARS ENDED DECEMBER 31
                                                                    ---------------------------------------------------------
PER SHARE DATA                                                      1997(a)       1998(a)   1999(a)       2000(a)     2001(a)
-----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)                                7.18          7.11      8.97         12.00       8.52
                                                                    -------       -------   -------       -------     ------
   Net investment income (loss) ($)                                    0.01         (0.01)    (0.01)        (0.02)     (0.02)

   Net realized and unrealized gain (loss) on investments ($)          0.70          1.87      3.52         (1.64)     (2.56)
                                                                    -------       -------   -------       -------     ------
 TOTAL FROM INVESTMENT OPERATIONS ($)                                  0.71          1.86      3.51         (1.66)     (2.58)
                                                                    -------       -------   -------       -------     ------
   Distributions from capital gains ($)                               (0.78)        (0.00)    (0.48)        (1.82)     (0.16)
                                                                    -------       -------   -------       -------     ------
 TOTAL DISTRIBUTIONS ($)                                              (0.78)        (0.00)    (0.48)        (1.82)     (0.16)
                                                                    -------       -------   -------       -------     ------
 NET ASSET VALUE, END OF YEAR ($)                                      7.11          8.97     12.00          8.52       5.78
                                                                    =======       =======   =======       =======     ======
 Total return (%)(b)                                                  10.54         26.18     39.46        (13.99)    (30.42)

  RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)                            164,689       178,691   224,188       153,547     93,721

 Expense ratio (%)                                                     0.68          0.72      0.66          0.70       0.99

 Expense ratio after expense reductions (%)                            0.68          0.71      0.65          0.70       0.97

 Ratio of net investment income (loss)to average net assets (%)        0.19         (0.13)    (0.07)        (0.15)     (0.34)

 Portfolio turnover rate (%)                                         258.99         39.27     42.19         44.94      49.27

(a)  PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.

(b)  DOES NOT REFLECT ANY FRONT-END OR CONTINGENT DEFERRED SALES CHARGES.

                               BOARD OF TRUSTEES


RICHARD S. DAVIS
CHAIRMAN OF THE BOARD, PRESIDENT ANDCHIEF EXECUTIVE OFFICER,
State Street Research & Management Company

BRUCE R. BOND
FORMER CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER AND PRESIDENT, Picture Tel Corporation

STEVE A. GARBAN
FORMER SENIOR VICE PRESIDENT FOR FINANCE AND OPERATIONS AND TREASURER, The Pennsylvania State University

DEAN O. MORTON
FORMER EXECUTIVE VICE PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, Hewlett-Packard Company

SUSAN M. PHILLIPS
DEAN, School of Business and Public Management, George Washington University; FORMER MEMBER of the Board of Governors of the Federal Reserve System and CHAIRMAN AND COMMISSIONER of the Commodity Futures Trading Commission

TOBY ROSENBLATT
PRESIDENT, Founders Investments Ltd.

MICHAEL S. SCOTT MORTON
JAY W. FORRESTER PROFESSOR OF MANAGEMENT, Sloan School of Management, Massachusetts Institute of Technology

JAMES M. STOREY
ATTORNEY; FORMER PARTNER,
Dechert

[SIDENOTE]

[Columns] The Board of Trustees is responsible for supervising the operation of the fund. It establishes the fund's major policies, reviews investments, and provides guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

                                     NOTES

                                     NOTES

FOR ADDITIONAL INFORMATION

You can find additional information on the fund's structure and its performance in the following documents:

ANNUAL/SEMIANNUAL REPORTS While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

TICKER SYMBOLS
---------------------------------
Class A                     SGFAX
Class B(1) (proposed)       SGFBX
Class B                     SGFPX
Class C                     SGFDX
Class S                     STSGX

STATEMENT OF ADDITIONAL INFORMATION (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

                                                                    LG-1695-0402
                                                 Control Number: (exp0503)SSR-LD

[SIDENOTE]

IF YOU HAVE QUESTIONS ABOUT THE FUND OR WOULD LIKE TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR SAI, CONTACT STATE STREET RESEARCH OR YOUR FINANCIAL PROFESSIONAL.

[LOGO] STATE STREET RESEARCH


Service Center
P.O. Box 8408, Boston, MA 02266-8408
Telephone: 1-87-SSR-FUNDS
(1-877-773-8637)
Internet: www.ssrfunds.com


YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUND, INCLUDING THE SAI AND CERTAIN OTHER FUND DOCUMENTS, ON THE SEC'S EDGAR DATABASE ON THE INTERNET AT www.sec.gov, BY ELECTRONIC REQUEST AT publicinfo@sec.gov, IN PERSON AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (TELEPHONE 1-202-942-8090) OR BY MAIL BY SENDING YOUR REQUEST, ALONG WITH A DUPLICATING FEE, TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-0102.

PROSPECTUS
SEC File Number: 811-985

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                   STATE STREET RESEARCH LARGE-CAP GROWTH FUND
                 A SERIES OF STATE STREET RESEARCH GROWTH TRUST

                                   MAY 1, 2002


           This Statement of Additional Information is divided into two sections. Section One contains information which is specific to the fund identified above. Section Two contains information which generally is shared by certain mutual funds of the State Street Research complex, including the fund specified above.

           The Statement of Additional Information is not a Prospectus. It should be read in conjunction with the current Prospectus of the fund dated May 1, 2002.

           Financial statements for the fund, as of and for the most recently completed fiscal year, are included in its Annual Report to Shareholders for that year. The financial statements include The Fund's Accounting Policies, Portfolio Holdings, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Report of Independent Accountants. The financial statements are hereby incorporated by reference from the following Annual Report:

ANNUAL REPORT                      FISCAL YEAR ENDED     EDGAR ACCESSION NUMBER
State Street Research Large-Cap    December 31, 2001     0001145443-02-000013
 Growth Fund
           Management's Discussion of Fund Performance for the Fund's latest fiscal year ended December 31, 2001 is also included in the Annual Report as follows: Part 1, page 2; Part 2, pages 4 and 5.

           The Fund's Prospectus and shareholder report may be obtained without charge from State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690 or by calling 1-87-SSR-FUNDS (1-877-773-8637).


Control Number:  (exp0503)SSR-LD                                    LG-5647-0502

                                TABLE OF CONTENTS

                                                                                          PAGE
SECTION I                                                                                 I, 1-1

           1.        STATE STREET RESEARCH LARGE-CAP GROWTH FUND                          I, 1-1
                     A.        The Fund                                                   I, 1-1
                     B.        Investment Objective                                       I, 1-1
                     C.        Fundamental and Nonfundamental Restrictions                I, 1-1
                     D.        Restricted Securities                                      I, 1-4
                     E.        Foreign Investments                                        I, 1-4
                     F.        Industry Classifications                                   I, 1-4
                     G.        The Board of Trustees, Officers and Fund Ownership         I, 1-6
                     H.        Trustee Compensation                                       I, 1-11
                     I.        Principal Holders of Securities                            I, 1-12
                     J.        Investment Advisory Fee                                    I, 1-13
                     K.        Portfolio Turnover                                         I, 1-13
                     L.        Brokerage Commissions                                      I, 1-14
                     M.        Sales Charges on Shares                                    I, 1-14
                     N.        Rule 12b-1 Fees                                            I, 1-15
                     O.        Performance                                                I, 1-16


                                       (i)

DEFINITIONS

           Each of the following terms used in this Statement of Additional Information has the meaning set forth below.

"1940 ACT" means the Investment Company Act of 1940, as amended.

"DISTRIBUTOR" means State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690.

"INVESTMENT MANAGER" means State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111-2690.

"METLIFE" means Metropolitan Life Insurance Company.

"NYSE" means the New York Stock Exchange, Inc.

"VOTE OF THE MAJORITY OF THE OUTSTANDING VOTING SECURITIES" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or
(ii) of more than 50% of the outstanding voting securities, whichever is less.


                                      (ii)

                                    SECTION I

1.         STATE STREET RESEARCH LARGE-CAP GROWTH FUND

           A.         THE FUND

           The Fund, originally organized as a Massachusetts corporation in 1960, is a series of State Street Research Growth Trust, a Massachusetts business trust (the "Trust"). The Trust is an "open-end" management investment company, as defined in the 1940 Act. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from those of another series. The Trust is currently comprised of two series: State Street Research Large-Cap Growth Fund and State Street Research Concentrated International Fund.

           The Fund is "diversified" as that term is defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer or invest in more than 10% of the outstanding voting securities of an issuer.

           B.        INVESTMENT OBJECTIVE

           The investment objective of the State Street Research Large-Cap Growth Fund is a fundamental policy and may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

           C.        FUNDAMENTAL AND NONFUNDAMENTAL RESTRICTIONS

           The Fund has adopted certain investment restrictions, and those restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

FUNDAMENTAL INVESTMENT RESTRICTIONS.

           It is the Fund's policy:

         (1) not to purchase for its portfolio the securities of any issuer if such purchase at the time thereof would cause less than seventy five percent (75%) of the total assets of the Fund to be invested in cash and cash items (including receivables), government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than five percent (5%) of said total assets of the Fund;

         (2) not to purchase for its portfolio the securities of any one issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer (as disclosed by the last available financial statement of such issuer) to be held by the Fund;

                                     I, 1-1

         (3) not to issue senior securities except that this restriction shall not apply to the establishment of multiple classes of shares of the Fund or other issuance of any securities or related actions that may be construed to involve senior securities otherwise permitted by law and regulatory authorities;

         (4) not to underwrite or participate in the marketing of securities of other issuers, except the Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities [as a matter of interpretation, which is not part of the fundamental policy, this restriction does not apply to the extent that, in connection with the disposition of the Fund's securities, the Fund may be deemed to be an underwriter under certain federal securities laws];

         (5) not to invest in or hold for investment any real property [as a matter of interpretation, which is not part of the fundamental policy, this restriction does not apply to the extent the Fund purchases or sells other interests in real estate including securities which are secured by real estate, or securities of companies which own or invest or deal in real estate];

         (6) not to invest in commodities or commodity contracts in excess of 10% of the Fund's total assets, except that investments in foreign currencies, forward contracts, futures contracts and options on futures contracts on securities, securities indices and foreign currencies shall not be deemed an investment in commodities or commodities contracts;

         (7) not to lend money, except that the Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);

         (8) not to make any investment which would cause more than 25% of the Fund's total assets, taken at market value, to be invested in any one industry [as a matter of interpretation, which is not part of the fundamental policy, industries are described in the Fund's Prospectus or Statement of Additional Information, as amended from time to time];

         (9) not to borrow money, except that the Board of Trustees may authorize the borrowing of money on an unsecured basis for the general purposes of the Fund and may authorize the issue therefor of notes or debentures, but no money shall be borrowed for the Fund except pursuant to the authority of the Board of Trustees, and no borrowings for the Fund shall be authorized to an aggregate amount greater than 10% of the net assets of the Fund [as a matter of interpretation, which is not part of the fundamental policy, this restriction is deemed to include reverse repurchase agreements, and as a current nonfundamental policy, the Fund will not borrow money except from banks for extraordinary and emergency purposes, such as to permit redemption requests to be honored, and except the use of funds in the clearance of portfolio transactions may be regarded as borrowing];

                                     I, 1-2

         (10) not to purchase securities on margin or make a short sale of any securities;

         (11) not to purchase for its portfolio securities of companies which have a record of less than three (3) years' continuous operation if such purchase at the time thereof would cause more than 5% of the total assets of the Fund to be invested in the securities of such company or companies; such period of three years may include the operation of any predecessor company or companies, partnership or individual enterprise, if the company whose securities are taken as an investment for funds of the Fund, has come into existence as a result of a merger, consolidation, reorganization, or the purchase of substantially all the assets of such predecessor company or companies, partnership or individual enterprise; and

         (12) not to purchase for, or retain in, its portfolio any securities issued by an issuer any of whose officers, directors or security holders is an Officer, Trustee or Director of the Trust or of the investment adviser of the Fund if, to the knowledge of the Trust, one or more of the Officers, Trustees or Directors of the Trust or of its investment adviser own beneficially more than one-half of one percent (0.5%) of the shares or securities or both (taken at market value) of such issuer and all such Officers and Directors owning more than one-half of one percent (0.5%) of such shares or securities together own beneficially more than five percent (5%) of such shares or securities or both (taken at market value); and if the Secretary of the Trust shall have requested all Officers, Trustees and Directors of the Trust and of its investment adviser to notify the Trust at least quarter annually as to their ownership interest in the securities held by the Fund, then the Fund shall not be charged with knowledge of any such ownership interest in the absence of receiving such notice.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS.

           It is the Fund's policy:

         (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

         (2) not to engage in transactions in options except in connection with options on securities, securities indices and foreign currencies, and options on futures contracts on securities, securities indices and foreign currencies;

         (3) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings (for the purpose of this restriction, futures, options and forward commitments, and related escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of such investments, are not deemed to involve a hypothecation, mortgage or pledge of assets); and

                                     I, 1-3

         (4) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the Securities and Exchange Commission or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.

         (5) effective as of July 31, 2002, to invest, under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, in "large cap" investments, as such term is defined in the Prospectus. In connection with any change in this policy, the Fund shall comply with the shareholder notice requirements set forth in Rule 35d-1(c) under the 1940 Act.

           D.        RESTRICTED SECURITIES

           It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

           E.         FOREIGN INVESTMENTS

           The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Under current policy, however, the Fund limits such investments, including ADRs, EDRs and GDRs to a maximum of 35% of its total assets.

           F.        INDUSTRY CLASSIFICATIONS

           In determining how much of the Fund's portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables.

                                     I, 1-4

AUTOS & TRANSPORTATION
Air Transport
Auto Parts
Automobiles
Miscellaneous
  Transportation
Railroad Equipment
Railroads
Recreational Vehicles &
  Boats
Tires & Rubber
Truckers

CONSUMER DISCRETIONARY
Advertising Agencies
Casino/Gambling,
  Hotel/Motel
Commercial Services
Communications, Media
  & Entertainment
Consumer Electronics
Consumer Products
Consumer Services
Household Furnishings
Leisure Time
Photography
Printing & Publishing
Restaurants
Retail
Shoes
Textile & Apparel
  Manufacturers
Toys

CONSUMER STAPLES
Beverages
Drug & Grocery Store
  Chains
Foods
Household Products
Tobacco

FINANCIAL SERVICES
Banks & Savings and
  Loans
Financial Data Processing
  Services & Systems
Insurance
Miscellaneous Financial
Real Estate Investment
  Trusts
Rental & Leasing
  Services:  Commercial
Securities Brokerage &
  Services

HEALTH CARE
Drugs & Biotechnology
Health Care Facilities
Health Care Services
Hospital Supply
Service Miscellaneous

INTEGRATED OILS
Oil:  Integrated Domestic
Oil:  Integrated
  International

MATERIALS & PROCESSING
Agriculture
Building & Construction
Chemicals
Containers & Packaging
Diversified Manufacturing
Engineering &
  Contracting Services
Fertilizers
Forest Products
Gold & Precious Metals
Miscellaneous Materials &
  Processing
Non-Ferrous Metals
Office Supplies
Paper and Forest Products
Real Estate &
  Construction
Steel
Textile Products

OTHER
Trust Certificates--
  Government Related
Lending
Asset-backed--Mortgages
Asset-backed--Credit
  Card Receivables
Miscellaneous
Multi-Sector Companies

OTHER ENERGY
Gas Pipelines
Miscellaneous Energy
Offshore Drilling
Oil and Gas Producers
Oil Well Equipment &
   Services

PRODUCER DURABLES
Aerospace
Electrical Equipment &
  Components
Electronics:  Industrial
Homebuilding
Industrial Products
Machine Tools
Machinery
Miscellaneous Equipment
Miscellaneous Producer
  Durables
Office Furniture &
  Business Equipment
Pollution Control and
  Environmental Services
Production Technology
  Equipment
Telecommunications
  Equipment

TECHNOLOGY
Communications
  Technology
Computer Software
Computer Technology
Electronics
Electronics:  Semi-
  Conductors/Components
Miscellaneous Technology

UTILITIES
Miscellaneous Utilities
Utilities:  Cable TV &
  Radio
Utilities:  Electrical
Utilities:  Gas Distribution
Utilities:
  Telecommunications
Utilities:  Water

                                     I, 1-5

           G.        THE BOARD OF TRUSTEES, OFFICERS AND FUND OWNERSHIP

           The Board of Trustees is responsible for supervising the operation of the Fund. It establishes the Fund's major policies, reviews investments, and provides guidance to the Investment Manager and others who provide services to the Fund.

           The Audit Committee of the Board of Trustees held two meetings during the most recently completed fiscal year. The present members of the Audit Committee are Steve A. Garban, Dean O. Morton and Michael S. Scott Morton. The duties of this Committee include meeting with representatives of the Trust's independent accountants both to review the range of the accountants' activities and to discuss the Trust's system of internal controls. Thereafter, the Committee reports to the Board on the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.

           The Governance Committee of the Board of Trustees did not meet during the most recently completed fiscal year. The present members of the Governance Committee of each Board of Trustees are Steve A. Garban, Dean O. Morton, Toby Rosenblatt and Michael S. Scott Morton. The duties of this Committee include consideration of recommendations on nominations for Trustees, review of the composition of the Board, and recommendations respecting attendance, frequency of meetings, compensation and similar matters. The Governance Committee will consider nominees recommended by shareholders; shareholders may submit recommendations to the attention of the Secretary of the Trust, One Financial Center, 30th Floor, Boston, Massachusetts 02111.

           The Valuation Committee of the Board of Trustees met once during the most recently completed fiscal year. The present members of the Valuation Committee are Steve A. Garban and Michael S. Scott Morton. The duties of this Committee are: to establish broad policies respecting Fund investments in restricted securities and the valuation of securities; to approve the proposed acquisition of certain securities; and to approve the valuation method of investments for which reliable market valuations are not available to the Investment Manager. An internal valuation committee of the Investment Manager, which meets on a regular basis to discuss liquidity and valuation issues, is subject to oversight by the Valuation Committee. At each regularly scheduled meeting of the full Board any valuation methodology approved by the Valuation Committee is submitted for approval.

           The Trustees and principal officers of the Trust are identified below, together with biographical information.

                                     I, 1-6

                                                                                             NUMBER OF
                                                              PRINCIPAL                      FUNDS IN
NAME, ADDRESS            POSITION(S) HELD  TERM OF OFFICE   OCCUPATIONS DURING             FUND COMPLEX  OTHER DIRECTORSHIPS
  AND AGE(a)             WITH FUND         AND LENGTH OF       PAST 5 YEARS                 OVERSEEN BY       HELD BY
                                           TIME SERVED(b)                                    TRUSTEE/      TRUSTEE/OFFICER
                                                                                            OFFICER(c)
INDEPENDENT TRUSTEES
Bruce R. Bond (55)       Trustee           Since 1999      Retired; formerly, Chairman of        28    Ceridian Corporation
                                                           the Board, Chief Executive
                                                           Officer and President,
                                                           PictureTel Corporation (video
                                                           conferencing systems)
Steve A. Garban (64)     Trustee           Since 1997      Retired; formerly, Senior Vice        48    Metropolitan Series Fund,
                                                           President for Finance and                   Inc.(d)
                                                           Operations and Treasurer,
                                                           The Pennsylvania State University
Dean O. Morton (70)      Trustee           Since 1984      Retired; formerly, Executive          48    The Clorox Company;
                                                           Vice President, Chief Operating             KLA-Tencor Corporation;
                                                           Officer and Director,                       BEA Systems, Inc.;
                                                           Hewlett-Packard Company                     Cepheid; Pharsight
                                                           (computer manufacturer)                     Corporation; and
                                                                                                       Metropolitan Series Fund,
                                                                                                       Inc.(d)
Susan M. Phillips (57)   Trustee           Since 1999      Dean, School of Business and          28    None
                                                           Public Management, George
                                                           Washington University; formerly,
                                                           a member of the Board of
                                                           Governors of the Federal Reserve
                                                           System and Chairman and
                                                           Commissioner of the Commodity
                                                           Futures Trading Commission
Toby Rosenblatt (63)     Trustee           Since 1992      President, Founder Investments        48    A. P. PHARMA, Inc.; and
                                                           Ltd. (investments); formerly,               Metropolitan Series Fund,
                                                           President, The Glen Ellen                   Inc.(d)
                                                           Company (private investment firm)
Michael S. Scott Morton  Trustee           Since 1989      Jay W. Forrester Professor of         48    Metropolitan Series Fund,
(64)                                                       Management, Sloan School of                 Inc.(d)
                                                           Management, Massachusetts
                                                           Institute of Technology

                                     I, 1-7

                                                                                             NUMBER OF
                                                              PRINCIPAL                      FUNDS IN
NAME, ADDRESS            POSITION(S) HELD  TERM OF OFFICE   OCCUPATIONS DURING             FUND COMPLEX  OTHER DIRECTORSHIPS
  AND AGE(a)             WITH FUND         AND LENGTH OF       PAST 5 YEARS                 OVERSEEN BY       HELD BY
                                           TIME SERVED(b)                                    TRUSTEE/      TRUSTEE/OFFICER
                                                                                            OFFICER(c)
James M. Storey          Trustee           Since 2002      Attorney; formerly, Partner,          28    SEI Investments Funds
(71)                                                       Dechert (law firm)                          (consisting of 104
                                                                                                       portfolios); The
                                                                                                       Massachusetts Health &
                                                                                                       Education Tax-Exempt Trust
INTERESTED TRUSTEE
Richard S. Davis (56)    Trustee           Since 2000      Chairman of the Board, President      28    None
                                                           and Chief Executive Officer of
                                                           State Street Research &
                                                           Management Company;
                                                           formerly, Senior Vice President,
                                                           Fixed Income Investments,
                                                           Metropolitan Life Insurance
                                                           Company and Managing Director,
                                                           J.P. Morgan Investment Management
OFFICERS
John S. Lombardo         Vice President    Since 2001      Managing Director, Chief              28    None
(47)                                                       Financial Officer and Director
                                                           of State Street Research &
                                                           Management Company; formerly,
                                                           Executive Vice President, State
                                                           Street Research & Management
                                                           Company; and Senior Vice
                                                           President, Product and Financial
                                                           Management, MetLife Auto & Home
Eleanor H. Marsh         Vice President    Since 2002      Senior Vice President of State        11    None
(42)                                                       Street Research & Management
                                                           Company; formerly, Vice
                                                           President, State Street Research
                                                           & Management Company; and
                                                           analyst and portfolio manager,
                                                           Evergreen Investment Management
                                                           Company

                                     I, 1-8

                                                                                             NUMBER OF
                                                              PRINCIPAL                      FUNDS IN
NAME, ADDRESS            POSITION(S) HELD  TERM OF OFFICE   OCCUPATIONS DURING             FUND COMPLEX  OTHER DIRECTORSHIPS
  AND AGE(a)             WITH FUND         AND LENGTH OF       PAST 5 YEARS                 OVERSEEN BY       HELD BY
                                           TIME SERVED(b)                                    TRUSTEE/      TRUSTEE/OFFICER
                                                                                            OFFICER(c)
James M. Weiss (55)      Vice President    Since 1996      Managing Director and Director        26    None
                                                           of State Street Research &
                                                           Management Company; formerly,
                                                           Executive Vice President and
                                                           Senior Vice President, State
                                                           Street Research & Management
                                                           Company
Kennard Woodworth, Jr.   Vice President    Since 1997      Senior Vice President of State        16    None
(63)                                                       Street Research & Management
                                                           Company
Douglas A. Romich        Treasurer         Since 2001      Senior Vice President and             28    None
(45)                                                       Treasurer of State Street
                                                           Research & Management Company;
                                                           formerly, Vice President and
                                                           Assistant Treasurer, State
                                                           Street Research & Management
                                                           Company
Francis J. McNamara, III Secretary         Since 1995      Managing Director, General            28    None
(46)                                                       Counsel and Secretary of State
                                                           Street Research & Management
                                                           Company; formerly, Executive
                                                           Vice President, State Street
                                                           Research & Management Company

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

                                     I, 1-9

FUND OWNERSHIP

           The table below contains information on the State Street Research Funds owned by the Trustees:

                                                           DOLLAR RANGE OF
                                                           EQUITY SECURITIES IN               AGGREGATE DOLLAR RANGE OF
                                                           STATE STREET RESEARCH               EQUITY SECURITIES IN ALL
               NAME OF TRUSTEE                           LARGE-CAP GROWTH FUND(a)            STATE STREET RESEARCH FUNDS(b)
               ---------------                           ------------------------            -----------------------------
Bruce R. Bond                                              None                                     None
Richard S. Davis                                           None                                     Over $100,000
Steve A. Garban                                            None                                     Over $100,000
Dean O. Morton                                             Over $100,000                            Over $100,000
Susan M. Phillips                                          None                                     Over $100,000
Toby Rosenblatt                                            None                                     Over $100,000
Michael S. Scott Morton                                    None                                     Over $100,000
James M. Storey                                            None                                     None

(a)        The figure in this column is as of December 31, 2001.

(b) Includes ownership in all series of 11 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is as of December 31, 2001.

           As of March 31, 2002, the Trustees and principal officers of State Street Research Growth Trust as a group owned less than 1% of the Fund's outstanding Class S shares, and no shares of the Fund's Class A, Class B(1), Class B or Class C shares.

                                     I, 1-10

H.         TRUSTEE COMPENSATION

           The Trustees of State Street Research Growth Trust were compensated as follows:

                                                                                        TOTAL
                                                                                    COMPENSATION
                                                           TOTAL               FROM ALL STATE RESEARCH
                                   AGGREGATE           COMPENSATION                   FUNDS AND
                                 COMPENSATION         FROM ALL STATE            METROPOLITAN SERIES
        NAME OF                 FROM LARGE-CAP     STREET RESEARCH FUNDS           FUND, INC. PAID
        TRUSTEE                 GROWTH FUND(a)      PAID TO TRUSTEES(b)           TO TRUSTEES(c)
       ---------                --------------     ---------------------       -----------------------
Bruce R. Bond                  $       2,035         $        72,000           $         72,000
Richard S. Davis               $          --         $            --           $             --
Steve A. Garban                $       2,185         $        77,400           $        114,400
Dean O. Morton                 $       2,307         $        81,800           $        112,300
Susan M. Phillips              $       2,035         $        72,000           $         72,000
Toby Rosenblatt                $       2,035         $        72,000           $         91,250
Michael S. Scott Morton        $       2,326         $        82,400           $        116,400
James M. Storey(d)             $          --         $         7,500           $          7,500

----------
(a) For the Fund's fiscal year ended December 31, 2001. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser. "Total Compensation from All State Street Research Funds Paid to Trustees" is for the 12 months ended December 31, 2001.

(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company and other unrelated managers, as sub-advisers to certain series of Metropolitan Series Fund, Inc. The figures indicated in this column include compensation relating to all series of Metropolitan Series Fund, Inc., including those sub-advised by State Street Research & Management Company and those sub-advised by unrelated managers. "Total Compensation from All State Street Research Funds and Metropolitan Series Fund, Inc. Paid to Trustees" is for the 12 months ended December 31, 2001.

(d) James M. Storey was elected a Trustee of the Trust on February 6, 2002.

           For more information on the Trustees and officers of State Street Research Growth Trust, see Section II, C of this Statement of Additional Information.

                                     I, 1-11

           I.        PRINCIPAL HOLDERS OF SECURITIES

           The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the Fund's outstanding shares. All information is as of March 31, 2002.

                                 % OF
CLASS        HOLDER              CLASS

B            Merrill Lynch       18.5
C            Merrill Lynch       37.7

The full name and address of the above institution is:

           Merrill Lynch, Pierce, Fenner & Smith, Inc.
           (for the sole benefit of its customers)
           4800 Deerlake Drive East - 2nd Floor
           Jacksonville, FL  32246

           The beneficial ownership of 25% or more of a voting security is presumed to have "control" for purposes of the 1940 Act, absent a determination to the contrary by the Securities and Exchange Commission. A person who controls a particular Fund or a class of shares of a Fund could have effective control over the outcome of certain matters submitted to a vote of shareholders of that Fund or class. For example, a person with such ownership could significantly affect the approval of a Rule 12b-1 plan proposal for a particular class.

                                     I, 1-12

           J.        INVESTMENT ADVISORY FEE

           The advisory fee payable monthly by the Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund as determined at the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading.

           The annual advisory fee rate is 0.475%.

           The advisory fees for investment management and the payments for other assistance and services, paid by the Fund to the Investment Manager for the last three fiscal years were as follows:

                                                                                                       PAYMENTS FOR
                                                                                                       OTHER ASSISTANCE
                                                                        ADVISORY FEE                   AND SERVICES
           Fiscal year ended December 31, 2001                          $          939,980             $         98,545
           Fiscal year ended December 31, 2000                          $        1,640,080             $         21,800
           Fiscal year ended December 31, 1999                          $        1,256,506             $             --

           For more information on the investment advisory arrangements, see
Section II, D of this Statement of Additional Information.

           K.        PORTFOLIO TURNOVER

           The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

           The portfolio turnover rates for the last two fiscal years were as follows:

                                                                                              PORTFOLIO TURNOVER RATES
           Fiscal year ended December 31, 2001                                                           49.27%
           Fiscal year ended December 31, 2000                                                           44.94%

           For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.

                                     I, 1-13

           L.        BROKERAGE COMMISSIONS

           Brokerage commissions paid by the Fund in secondary trading during the last three fiscal years were as follows:

                     Fiscal year ended December 31, 2001                                           $    231,466
                     Fiscal year ended December 31, 2000                                           $    216,694
                     Fiscal year ended December 31, 1999                                           $    232,734

           During and at the end of its most recent fiscal year, the Fund held in its portfolio no securities of any entity that might be deemed to be a regular broker-dealer of the Fund as defined under the 1940 Act.

           For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.

           M.        SALES CHARGES ON SHARES

           Total sales charges on Class A shares paid to the Distributor, and the amounts retained by the Distributor after reallowance of concessions to dealers, for the past three fiscal years were as follows:

FRONT-END SALES CHARGES (CLASS A)

                                                                                                           RETAINED BY DISTRIBUTOR
                                                                                                             AFTER REALLOWANCE OF
                                                                           TOTAL SALES CHARGES             CONCESSIONS TO DEALERS
           Fiscal year ended December 31, 2001                              $           86,868                 $          10,477
           Fiscal year ended December 31, 2000                              $          511,741                 $          69,997
           Fiscal year ended December 31, 1999                              $          236,941                 $          34,657

           For the past three fiscal years, the Distributor received contingent deferred sales charges upon redemption of Class A, Class B(1), Class B and Class C shares of the Fund and paid initial commissions to securities dealers for sales of such shares as follows:

                                     I, 1-14

CONTINGENT DEFERRED SALES CHARGES (CLASSES A, B(1), B AND C)

                          FISCAL YEAR                              FISCAL YEAR                               FISCAL YEAR
                    ENDED DECEMBER 31, 2001                  ENDED DECEMBER 31, 2000                   ENDED DECEMBER 31, 1999
                    -----------------------                  -----------------------                   -----------------------
                CONTINGENT          COMMISSIONS           CONTINGENT           COMMISSIONS          CONTINGENT          COMMISSIONS
                 DEFERRED            PAID TO               DEFERRED             PAID TO              DEFERRED            PAID TO
               SALES CHARGES         DEALERS             SALES CHARGES          DEALERS            SALES CHARGES         DEALERS
               -------------      ------------           -------------       ------------          -------------      ------------
Class A         $         0       $      76,391          $           0      $     441,744         $           0      $       202,284
Class B(1)*     $    38,954       $     184,291          $      58,035      $     579,173         $       8,624      $       368,394
Class B         $    26,136       $           0          $      99,660      $       2,366         $      79,348      $        19,531
Class C         $       280       $       3,223          $         352      $       5,777         $          20      $         2,487

----------
*Class B(1) was introduced January 1, 1999.

           For more information about sales charges, see Section II, J of this Statement of Additional Information.

           N.        RULE 12B-1 FEES

           The Large-Cap Growth Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

           Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

           Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the Fund.

                                     I, 1-15

           During the fiscal year ended December 31, 2001, the Fund paid the fees under the Distribution Plans, and the fees were used, as set forth below. The Distributor may have also used additional resources of its own for further expenses on behalf of the Fund.

                                                       CLASS A            CLASS B(1)            CLASS B              CLASS C
                                                       -------            ----------            -------              -------
Advertising                                      $        8,909         $      16,221       $           0      $        4,896

Printing and mailing of prospectuses to
  other than current shareholders                           735                 1,338                   0                 404

Compensation to dealers                                  28,493                69,718             154,024               6,255

Compensation to sales personnel                          30,084                54,489                   0              16,301

Interest                                                      0                     0                   0                   0

Carrying or other financing charges                           0                     0                   0                   0

Other expenses: marketing; general                       18,794                35,274               3,016              10,200

Fees to offset carryforwards*                                 0                     0             183,886                   0
                                                 --------------         -------------       -------------       -------------

Total Fees                                       $       87,015        $      177,040       $     340,926       $      38,056
                                                 ==============        ==============       =============       =============

Unreimbursed expenses carried forward:
    Amount                                       $      452,940             N/A **          $     500,694      $    1,173,746
    % of net assets at year end                           1.76%             N/A **                   1.92%              37.42%

----------
* Net fees result from the timing of expenditures and are used against prior expenses.
** The Class B(1) Distribution Plan compensates the Distributor regardless of its expenses. As a result, there exist no unreimbursed expenses carried forward to future years.

           For more information about Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

           O.        PERFORMANCE

         All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to the Fund.

         Performance for Class B(1) shares reflects Class B performance through December 31, 1998. Class B(1) shares were introduced on January 1, 1999.

                                     I, 1-16

                                                              ONE YEAR                   FIVE YEARS                 TEN YEARS
                                                                 ENDED                      ENDED                    ENDED
                                                         DECEMBER  31, 2001           DECEMBER 31, 2001           DECEMBER 31, 2001
                                                         ------------------           -----------------           -----------------
CLASS A

Average Annual Total Return                                        -34.60%                     1.57%                    5.96%

Average Annual Total Return
   (After Taxes on Distributions)                                  -34.94%                    -0.15%                    2.90%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)                   -20.71%                     1.28%                    3.93%

CLASS B(1)

Average Annual Total Return                                        -34.56%                     1.74%                    5.86%

Average Annual Total Return
   (After Taxes on Distributions)                                  -34.95%                    -0.11%                    2.74%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)                   -20.64%                     1.45%                    3.87%

CLASS B

Average Annual Total Return                                        -34.56%                     1.74%                    5.86%

Average Annual Total Return
   (After Taxes on Distributions)                                  -34.95%                    -0.11%                    2.74%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)                   -20.64%                     1.45%                    3.88%

CLASS C

Average Annual Total Return                                        -31.76%                     2.06%                    5.90%

Average Annual Total Return
   (After Taxes on Distributions)                                  -32.19%                    -0.23%                    2.76%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)                   -18.93%                     1.70%                    3.90%

CLASS S

Average Annual Total Return                                        -30.42%                     3.09%                    6.82%

Average Annual Total Return
   (After Taxes on Distributions)                                  -30.78%                     1.35%                    3.68%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)                   -18.15%                     2.50%                    4.59%

                                     I, 1-17

OTHER HISTORICAL MEASURES OF PERFORMANCE

           The average annual total return of each class of shares of the Fund for the six months ended December 31, 2001, without taking sales charges into account, was as follows:

                                    Class A                 -12.65%
                                    Class B(1)              -13.11%
                                    Class B                 -13.11%
                                    Class C                 -12.94%
                                    Class S                 -12.56%

           For more information about performance, see Section II, K of this Statement of Additional Information.



                                     I, 1-18

                       STATEMENT OF ADDITIONAL INFORMATION


                                   SECTION II

                                TABLE OF CONTENTS

                                                                         PAGE
     A.   Additional Information Concerning Investment Restrictions,
          Certain Risks and Investment Techniques                        II-1
     B.   Debt Instruments and Permitted Cash Investments                II-13
     C.   The Trusts, the Funds and Fund Shares                          II-23
     D.   Investment Advisory Services                                   II-24
     E.   Purchase and Redemption of Shares                              II-26
     F.   Shareholder Accounts                                           II-34
     G.   Net Asset Value                                                II-39
     H.   Portfolio Transactions                                         II-40
     I.   Certain Tax Matters                                            II-43
     J.   Distribution of Fund Shares                                    II-48
     K.   Calculation of Performance Data                                II-50
     L.   Custodian                                                      II-56
     M.   Independent Accountants                                        II-56
     N.   Financial Reports                                              II-56


           This Section II contains general information applicable to the fund(s) identified on the cover page of this Statement of Additional Information. (If more than one Fund is identified, each is referred to as "the Fund.")

           A. ADDITIONAL INFORMATION CONCERNING INVESTMENT RESTRICTIONS, CERTAIN RISKS AND INVESTMENT TECHNIQUES

           The Fund follows certain fundamental and nonfundamental investment restrictions. The fundamental and nonfundamental investment restrictions for the Fund identified on the cover page of this Statement of Additional Information are included in Section I of this Statement of Additional Information.

           In addition, the Fund may invest in the following instruments, use the following investment techniques or be exposed to the following investment risks. PLEASE NOTE THAT NOT ALL OF THE INSTRUMENTS, TECHNIQUES AND RISKS DESCRIBED IN THIS PART APPLY UNIFORMLY TO THE FUNDS IDENTIFIED ON THE COVER PAGE OF THIS STATEMENT OF ADDITIONAL INFORMATION. THE EXTENT TO WHICH A FUND MAY ENGAGE IN THE FOLLOWING PRACTICES DEPENDS ON ITS INVESTMENT STRATEGY AND ANY LIMITATIONS SET FORTH IN ITS PROSPECTUS OR IN PART I OF ITS STATEMENT OF ADDITIONAL INFORMATION. Some practices are more applicable to equity investments and would be used more by Funds with substantial equity portions. For example, American Depository Receipts ("ADRs") generally involve the stocks of foreign issuers and are used more by Funds which invest in foreign securities. Similarly, some practices are more applicable to debt securities and would be used more in Funds with substantial debt positions, for example, techniques to manage the interest rate volatility of bonds. However, since the Fund generally reserves the flexibility to invest to some degree in ways which are outside their primary focus, it is possible for the Fund to engage in all the described practices.

DERIVATIVES

           The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Investment Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

           Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Investment Manager anticipates unusually high or low market volatility.

           The Investment Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS.

           Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

           The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

           Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

           At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

           In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund for the custodian to note as segregated on its books to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. If the Fund disposes of assets which have been noted as segregated, an equivalent amount of assets will be noted as segregated. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

OPTIONS.

           The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

           Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

           The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

           The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

           Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

           A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS.

           An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY.

           The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.

           As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

           Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Investment Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

           Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

SHORT SALES AGAINST THE BOX

           The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

SWAP ARRANGEMENTS

           The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed-upon interest rate or amount. A collar combines a cap and a floor.

           The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

           Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

           These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission (the "CFTC") for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

REPURCHASE AGREEMENTS

           The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets.

REVERSE REPURCHASE AGREEMENTS

           The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

           When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

WHEN-ISSUED SECURITIES

           The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs in the U.S. Treasury market when dealers begin to trade a new issue of bonds or notes shortly after a Treasury financing is announced, but prior to the actual sale of the securities. Similarly, securities to be created by a merger of companies may also be traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The custodian holding Fund assets will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

RESTRICTED OR ILLIQUID SECURITIES

           The Fund may invest in illiquid securities. Securities are illiquid if they cannot be resold in the ordinary course of business within seven business days at approximately the value at which they are carried on the Fund's books. Securities which have been registered with the SEC have historically been more liquid than unregistered securities, also known as restricted securities. Restricted securities may be liquid if there is a market for them. In recent years, restricted securities have become more liquid among institutions such as the Fund.

           Some restricted securities may be resold in accordance with Rule 144A under the Securities Act of 1933. Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing. Restricted securities including those resellable under Rule 144A may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. The Trustees periodically monitor the liquidity determinations. Investments in restricted securities including those resellable under Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

MORTGAGE-RELATED SECURITIES

           The Fund may invest in mortgage-related securities. Mortgage-related securities represent interests in pools of commercial or residential mortgage loans. Some mortgage-related securities provide the Fund with a flow-through of interest and principal payments as such payments are received with respect to the mortgages in the pool. Mortgage-related securities may be issued by private entities such as investment banking firms, insurance companies, mortgage bankers and home builders. Mortgage-related securities may be issued by U.S. Government agencies, instrumentalities or mixed-ownership corporations or sponsored enterprises, and the securities may or may not be supported by the credit of such entities. An issuer may offer senior or subordinated securities backed by the same pool of mortgages. The senior securities have priority to the interest and/or principal payments on the mortgages in the pool; the subordinate securities have a lower priority with respect to such payments on the mortgages in the pool. The Fund does not presently expect to invest in mortgage pool residuals.

           Mortgage-related securities also include stripped securities which have been divided into separate interest and principal components. Holders of the interest components of mortgage related securities will receive payments of the interest only on the current face amount of the mortgages and holders of the principal components will receive payments of the principal on the mortgages. "Interest only" securities are known as IOs; "principal only" securities are known as POs.

           In the case of mortgage-related securities, the possibility of prepayment of the underlying mortgages which might be motivated, for instance, by declining interest rates, could lessen the potential for total return in mortgage-related securities. When prepayments of mortgages occur during periods of declining interest rates, the Fund will have to reinvest the proceeds in instruments with lower effective interest rates.

           In the case of stripped securities, in periods of low interest rates and rapid mortgage prepayments, the value of IOs for mortgage-related securities can decrease significantly. The market for IOs and POs is new and there is no assurance it will operate efficiently or provide liquidity in the future. Stripped securities are extremely volatile in certain interest rate environments.

ASSET-BACKED SECURITIES

           The Fund may invest in asset-backed securities, which are securities that represent interests in pools of assets such as consumer loans, credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments. These securities provide a flow-through of interest and principal payments as payments are received on the underlying assets and may be supported by letters of credit or similar guarantees of payment by a financial institution.

FOREIGN INVESTMENTS

           The Fund may invest in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

           ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. GDRs are receipts issued in one country which also evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S., and have been used to overcome local selling restrictions to foreign investors. In addition, many GDRs are eligible for book-entry settlement through Cedel, Euroclear and DTC. The underlying securities are not always denominated in the same currency as the ADRs, EDRs or GDRs. Although investment in the form of ADRs, EDRs or GDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

           ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

           The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

           These risks are usually higher in less-developed countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economies that are based on only a few industries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investment in more developed countries. Also, political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. The Fund may invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economies.

CURRENCY TRANSACTIONS

           The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

INDEXED SECURITIES

           The Fund may purchase securities the value of which is indexed to interest rates, foreign currencies and various indices and financial indications. These securities are generally short- to intermediate-term debt securities. The interest rates or values at maturity fluctuate with the index to which they are connected and may be more volatile than such index.

SECURITIES LENDING

           The Fund may receive a lending fee and may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

           The Fund will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager or its agents to be of good financial standing.

SHORT-TERM TRADING

           The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

TEMPORARY AND DEFENSIVE INVESTMENTS

           The Fund may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of high-quality instruments in which the Fund may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

OTHER INVESTMENT COMPANIES

           The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.


           The Fund may invest in investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the NASDAQ National Market System. Many exchange-traded securities represent ownership in a trust that has been established to accumulate and hold a portfolio of securities that is intended to track the performance of a securities market index. Certain indices tracked by exchange-traded funds are highly concentrated in one or a few industries or individual securities, and thus, may have higher price volatility than many broad-based stock indices.


           B.        DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

           The Fund may invest in long-term and short-term debt securities. Certain investment practices in which the Fund may engage, and certain debt securities and money market instruments in which the Fund may invest are described below.

MANAGING VOLATILITY

           In administering the Fund's investments, the Investment Manager attempts to manage the volatility of the Fund's portfolio of debt securities by managing the duration and weighted average maturity of those securities.

           Duration is an indicator of the expected volatility of a bond portfolio's net asset value in response to changes in interest rates. In calculating duration, the fund measures the average time required to receive all cash flows associated with those debt securities -- representing payments of principal and interest -- by considering the timing, frequency and amount of payment expected from each portfolio debt security. The higher the duration, the greater the gains and losses when interest rates change. Duration generally is a more accurate measure of potential volatility with a portfolio composed of high-quality debt securities, such as U.S. government securities, municipal securities and high-grade U.S. corporate bonds, than with lower-grade securities.

           The Investment Manager may use several methods to manage the duration of the Fund's portfolio of debt securities in order to increase or decrease its exposure to changes in interest rates. First, the Investment Manager may adjust duration by adjusting the mix of debt securities held by the Fund. For example, if the Investment Manager intends to shorten duration, it may sell debt instruments that individually have a long duration and purchase other debt instruments that individually have a shorter duration. Among the factors that will affect a debt security's duration are the length of time to maturity, the timing of interest and principal payments, and whether the terms of the security give the issuer of the security the right to call the security prior to maturity. Second, the Investment Manager may adjust duration using derivative transactions, especially with interest rate futures and options contracts. For example, if the Investment Manager wants to lengthen the duration of a Fund's portfolio of debt securities, it could purchase interest rate futures contracts instead of buying longer-term bonds or selling shorter-term bonds. Similarly, during periods of lower interest rate volatility, the Investment Manager may use a technique to extend duration in the event rates rise by writing an out-of-the-money put option and receiving premium income with the expectation that the option could be exercised. In managing duration, the use of such derivatives may be faster and more efficient than trading specific portfolio securities.

           Weighted average maturity is another indicator of potential volatility used by the Investment Manager with respect to the Fund's portfolio of debt securities, although for certain types of debt securities, such as high quality debt securities, it is not as accurate as duration in quantifying potential volatility. Weighted average maturity is the average of all maturities of the individual debt securities held by the Fund, weighted by the market value of each security. Generally, the longer the weighted average maturity, the more Fund price will vary in response to changes in interest rates.

U.S. GOVERNMENT AND RELATED SECURITIES

           U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

           1.         direct obligations of the U.S. Treasury, i.e., U.S.
                      Treasury bills, notes, certificates and bonds;

           2. obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

           3. obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

           U.S. Government securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as

Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

           U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

           In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

           The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

FOREIGN GOVERNMENT DEBT

           The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers. These obligations may or may not be supported by the full faith and credit of a foreign government. Each Fund may invest in foreign government securities of issuers considered stable by the Investment Manager, based on its analysis of factors such as general political or economic conditions relating to the government and the likelihood of expropriation, nationalization, freezes or confiscation of private property. The Investment Manager does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

SUPRANATIONAL DEBT

           Supranational debt may be denominated in U.S. dollars, a foreign currency or a multi-national currency unit. Examples of supranational entities include the World Bank, the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

SYNTHETIC NON-U.S. MONEY MARKET POSITIONS

           Money market securities denominated in foreign currencies are permissible investments of the Fund. In addition to, or in lieu of direct investment in such securities, the Fund may construct a synthetic non-U.S. money market position by (i) purchasing a money market instrument denominated in U.S. dollars and (ii) concurrently entering into a forward currency contract to deliver a corresponding amount of U.S. dollars in exchange for a foreign currency on a future date and a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar-denominated money market instruments, a synthetic money market position utilizing such U.S. dollar-denominated instruments may offer greater liquidity than direct investment in a money market instrument denominated in a foreign currency.

BANK MONEY INVESTMENTS

           Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

           U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

SHORT-TERM CORPORATE DEBT INSTRUMENTS

           Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by, among others, (a) corporations and (b) domestic or foreign bank holding companies or their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

LOWER RATED DEBT SECURITIES

           The Fund may invest in debt securities within the BB major rating category or lower by S&P or the Ba major rating category or lower by Moody's or debt securities that are unrated but considered by the Investment Manager to be of equivalent investment quality to comparable rated securities. Such securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Further, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated debt securities. Risks of lower quality debt securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates and/or investor perception, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates when the fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn; and (vii) the realization of taxable income for shareholders without the corresponding receipt of cash in connection with investments in "zero coupon" or "pay-in-kind" securities. Growth in the market for this type of security has paralleled a general expansion in certain sectors in the U.S. economy, and the effects of adverse economic changes (including a recession) are unclear. For further information concerning the ratings of debt securities, see "--Commercial Paper Ratings" and "--Rating Categories of Debt Securities," below.

ZERO AND STEP COUPON SECURITIES

           Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consists of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero and step coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The amount of the discount fluctuates with the market value of such securities, which may be more volatile than that of securities which pay interest at regular intervals.

MASTER LOAN PARTICIPATION AGREEMENTS

           The Fund may invest in loan participations. These investments represent interests in floating or variable rate loans to foreign countries, corporations and other entities. Loan participations will generally be acquired by the Fund from a lender, usually a bank or other similar financial services entity. The underlying loans may pay interest at rates which are periodically redetermined on the basis of a base lending rate plus a premium. These base lending rates are generally the Prime Rate offered by a major U.S. bank, the London InterBank Offered Rate or other base rates used by commercial lenders.

           The Fund may invest in loans which are not secured by any collateral. Uncollateralized loans pose a greater risk of nonpayment of interest or loss of principal than do collateralized loans. Interest and principal payments on these loan participations may be reduced, deferred, suspended or eliminated. While loan participations generally trade at par value, the fund will also be able to acquire loan participations that sell at a discount because of the borrower's credit standing.

           The loan participations generally are not rated by nationally recognized statistical rating organizations. Participation interests generally are not listed on any national securities exchange and no regular market has developed for such interests. The loans may be subject to restrictions on resale and any secondary purchases and sales generally are conducted in private transactions.

           When acquiring a loan participation, the Fund will have a contractual relationship only with the lender, not with the borrower. The Fund has the right to receive payments of principal and interest only from the lender selling the loan participation and only upon receipt by such lender of such payments from the borrower. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the loan participation. To the extent that a foreign borrower or lender is involved, the risks associated with foreign investments, as discussed above, also apply.

CERTAIN RATINGS CATEGORIES

COMMERCIAL PAPER RATINGS.

           Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's.

           Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

           The rating "Prime" is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

RATING CATEGORIES OF DEBT SECURITIES.

           Set forth below is a description of S&P corporate bond and debenture rating categories:

           AAA: An obligation rated within the AAA category has the highest rating assigned by S&P. Capacity to meet the financial commitment on the obligation is extremely strong.

           AA: An obligation rated within the AA category differs from the highest rated obligation only in small degree. Capacity to meet the financial obligation is very strong.

           A: An obligation rated within the A category is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet the financial commitment on the obligation is still strong.

           BBB: An obligation rated within the BBB category exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet the financial commitment on the obligation.

           Obligations rated within the BB, B, CCC, CC and C categories are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

           BB: An obligation rated within the BB category is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet the financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

           B: An obligation rated within the B category is more vulnerable to nonpayment than obligations rated within the BB category, but currently has the capacity to meet the financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet the financial commitment on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

           CCC: An obligation rated within the CCC category is vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions to meet the financial commitment on the obligation. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to meet the financial commitment on the obligation.

           CC: An obligation rated within the CC category is currently highly vulnerable to nonpayment.

           C: The C rating may be used to cover a situation where a bankruptcy petition has been filed, but payments on this obligation are being continued.

           D: An obligation rated within the D category is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

           S&P may attach the "r" symbol to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayments risks-such as interest only (IO) and principal only (PO) mortgage securities; and obligations with unusually risky terms, such as inverse floaters.

           Set forth below is a description of Moody's corporate bond and debenture rating categories:

           Aaa: Bonds which are rated within the Aaa category are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa: Bonds which are rated within the Aa category are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

           A: Bonds which are rated within the A category possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

           Baa: Bonds which are rated within the Baa category are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Ba: Bonds which are rated within the Ba category are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

           B: Bonds which are rated within the B category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

           Caa: Bonds which are rated within the Caa category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

           Ca: Bonds which are rated within the Ca category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

           C: Bonds which are rated within the C category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

           1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

SECURITIES RATINGS POLICIES.

           When securities are rated by one or more independent rating agencies, the Fund uses these ratings to determine credit quality. The Fund may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Fund may invest on the basis of the higher rating. Also, the Fund may invest in debt securities that are unrated. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

RATINGS DOWNGRADES.

           In the event the rating of a security is downgraded, the Investment Manager will determine whether the security should be retained or sold depending on an assessment of all facts and circumstances at that time. In the event the rating of a security is downgraded, the Investment Manager will determine whether the security should be retained or sold depending on an assessment of all facts and circumstances at that time. In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.


           C.        THE TRUSTS, THE FUNDS AND FUND SHARES

           The Trustees of a Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or classes. The Trustees have authorized shares of each Fund to be issued in multiple classes.

           Each share of each class of shares represents an identical legal interest in the same portfolio of investments of a Fund, has the same rights and is identical in all respects, except that Class A, Class B(1), Class B and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges. Except for those differences between classes of shares described above, in the Fund's Prospectus and otherwise in this Statement of Additional Information, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund, and when issued, is fully paid and nonassessable by the Fund.

           Shareholder rights granted under the Master Trust Agreement may be modified, suspended or repealed, in whole or part, by the Trustees, except as provided by law or under the terms of the Master Trust Agreement. The Master Trust Agreement may not be amended by the Trustees if the amendment would (a) repeal the limitation on personal liability of any shareholder or Trustee, or repeal the prohibition of assessment upon shareholders, without the express consent of each shareholder or Trustee involved or (b) adversely modify any shareholder right without the consent of the holders of a majority of the outstanding shares entitled to vote. On any matter submitted to the shareholders, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

           Under each Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

           Under Massachusetts law, the shareholders of a Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, each Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

           D.        INVESTMENT ADVISORY SERVICES

           Under the provisions of each Trust's Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees.

           State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.

           The Investment Manager has overall responsibility for managing the investments of each Fund, subject to the authority of the Board of Trustees. Each Advisory Agreement provides that the Investment Manager shall furnish the applicable Funds with an investment program and investment administrative services as may be required from time to time. Under the Advisory Agreement, the Investment Manager also provides other assistance and services in connection with a number of business matters for a Fund, for example the registration of a Fund's shares, subject to reimbursement of related costs. The Investment Manager compensates all personnel and Trustees of each Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly owned subsidiary of MetLife.

           Each Advisory Agreement provides that it shall continue in effect with respect to a Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

           In approving the continuation of each Advisory Agreement at a meeting of the Board of Trustees held on November 7, 2001, the Board considered a number of factors, including, but not limited to (1) the performance of the Fund, including a comparison of the performance of the Fund to the performance of other mutual funds with comparable investment objectives and appropriate indices; (2) the nature of the services provided by the Investment Manager to the Fund, including the depth and experience of the investment personnel that provide services to the Fund; (3) the allocation of resources of the Investment Manager to the Fund, including the compensation structure for investment personnel of the Investment Manager; (4) the expense ratios of the Fund and comparable funds; and (5) the current advisory fees of the Fund and comparable funds. In the course of the Board's deliberations, the Trustees in particular discussed some of the factors underlying the Fund's performance, including not only internal factors relating to the Investment Manager but also external factors such as the global economy. In addition, representatives of the Investment Manager reviewed with the Trustees the Investment Manager's strategic plan, organizational structure and personnel matters.

           After consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of the Fund, including the Trustees who are not "interested persons" of the Trust (within the meaning of the 1940 Act), approved the continuation of the Investment Advisory Agreement.

           Information about rates at which fees are calculated under the Advisory Agreement with respect to the Funds identified on the cover page of the Statement of Additional Information, as well as the fees paid to the Investment Manager in previous years, if applicable, is included in Section I of this Statement of Additional Information.

           The Fund, the Investment Manager, and the Distributor have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

           E.        PURCHASE AND REDEMPTION OF SHARES

           Shares of each Fund are distributed by State Street Research Investment Services, Inc., the Distributor. Class A, Class B(1), Class B, Class C and Class S shares of the Fund may be purchased at the next determined net asset value per share plus, in the case of all classes except Class S shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B(1), Class B and Class C shares). Class B shares are available only to current Class B shareholders through reinvestment of dividends and capital gains distributions or through exchanges from existing Class B accounts of the State Street Research Funds. General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Investment" in the Prospectus. The following supplements that information.

           PUBLIC OFFERING PRICE. The public offering price for each class of shares is based on their net asset value determined as of the close of regular trading on the NYSE, but not later than 4 p.m. eastern time, on the day the purchase order is received by State Street Research Service Center (the "Service Center"), provided that the order is received prior to the close of regular trading on the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a broker-dealer, that broker-dealer is responsible for transmitting the order promptly to the Service Center in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a broker-dealer's failure to transmit an order promptly is a matter for settlement between the investor and the broker-dealer. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

           ALTERNATIVE PURCHASE PROGRAM. Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. Investors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire purchase price invested in the Fund with the investment being subject thereafter to ongoing service fees and distribution fees.

           As described in greater detail below, financial professionals are paid differing amounts of compensation depending on which class of shares they sell.

           The major differences among the various classes of shares are as follows:

                               CLASS A                CLASS B(1)              CLASS B                CLASS C               CLASS S
                               -------                ----------              -------                -------               -------
SALES CHARGES PAID BY        Initial sales charge   Contingent deferred     Contingent deferred    Contingent deferred     None
INVESTOR TO DISTRIBUTOR      at time of             sales charge of 5% to   sales charge of 5%     sales charge of 1%
                             investment of up to    1% applies to any       to 2% applies to any   applies to any
                             5.75%* depending on    shares redeemed         shares redeemed        shares redeemed
                             amount of investment   within first six        within first five      within one year
                                                    years following their   years following        following their
                                                    purchase; no            their purchase; no     purchase
                                                    contingent deferred     contingent deferred
                                                    sales charge after      sales charge after
                                                    six years               five years

                             On investments of
                             $1 million or more, no
                             initial sales charge;
                             but contingent deferred
                             sales charge of up to
                             1% may apply to any
                             shares redeemed within
                             one year following
                             their purchase

INITIAL COMMISSION PAID BY   Above described        4%                      4%                     1%                      None
DISTRIBUTOR TO FINANCIAL     initial sales charge
*PROFESSIONAL                less 0.25% to 0.75%
                             retained by
                             distributor

                             On investments of $1
                             million or more,
                             0.25% to 1% paid to
                             dealer by Distributor

RULE 12B-1 SERVICE FEE
PAID BY FUND TO DISTRIBUTOR  0.25% each year        0.25% each year         0.25% each year        0.25% each year         None

PAID BY DISTRIBUTOR TO       0.25% each year        0.25% each year         0.25% each year        0.25% each year         None
FINANCIAL PROFESSIONAL                              commencing after one    commencing after one   commencing after
                                                    year following          year following         one year following
                                                    purchase                purchase               purchase

RULE 12B-1 DISTRIBUTION FEE
PAID BY FUND TO DISTRIBUTOR  Up to 0.15% each year  0.75% for first eight   0.75% for first        0.75% each year         None
                                                    years; Class B(1)       eight years; Class B
                                                    shares convert          shares convert
                                                    automatically to        automatically to
                                                    Class A shares after    Class A shares after
                                                    eight years             eight years

PAID BY DISTRIBUTOR TO       Up to 0.15% each year  None                    None                   0.75% each year         None
FINANCIAL PROFESSIONAL                                                                             commencing after
                                                                                                   one year following
                                                                                                   purchase

----------
* or up to 4.50% for State Street Research Government Income Fund, State Street Research High Income Fund, State Street Research Strategic Income Fund and State Street Research Tax-Exempt Fund.

           CLASS A SHARES--REDUCED SALES CHARGES. The reduced sales charges set forth under "Your Investment--Choosing a Share Class" in the Prospectus apply to purchases made at any one time by any "person," which includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in
Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and
(v) an employee benefit plan of a single employer or of affiliated employers.

           Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of "Eligible Funds" (which include the Fund and other funds as designated by the Distributor from time to time) within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

           An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Fund and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances.

           A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

           Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

           OTHER PROGRAMS RELATED TO CLASS A SHARES. Class A shares of the Fund may be sold, or issued in an exchange, at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements for designated classes of investors. These arrangements include programs sponsored by the Distributor or others under which, for example, a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants to purchase Fund shares. (These arrangements are not available to any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge.) Sponsored arrangements may be established for non-profit organizations, holders of individual retirement accounts or participants in limited promotional campaigns, such as a special offering to shareholders of funds in other complexes that may be liquidating. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established by the Distributor. Information on such arrangements and further conditions and limitations is available from the Distributor.

           The entire sales charge on Class A shares may be reallowed to financial professionals who sell shares during certain special promotional periods which may be instituted from time to time. The Fund reserves the right to have such promotions without further supplement to the Prospectus or Statement of Additional Information. The financial professionals who receive the entire sales charge may be deemed to be underwriters of the Fund's shares under the Securities Act of 1933 during such promotions.

           In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and persons: (A) the Investment Manager, Distributor or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them; and (D) others who because of their business relationship with the Fund, the Distributor or its affiliates, and because of their knowledge of the Fund, do not require any significant sales effort or expense to educate them about the Fund. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers, minimum investments by various groups and any other matters, as may be adopted by the Distributor from time to time.

           CONVERSION OF CLASS B(1) AND CLASS B SHARES TO CLASS A SHARES. A shareholder's Class B(1) and Class B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B(1) or Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B(1) and Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B(1) or Class B shares so converted. As noted above, holding periods for Class B(1) shares received in exchange for Class B(1) shares of other Eligible Funds and for Class B shares received in exchange for Class B shares of other Eligible Funds, will be counted toward the eight-year period.

           CONTINGENT DEFERRED SALES CHARGES. The amount of any contingent deferred sales charge paid on Class A shares (on sales of $1 million or more and which do not involve an initial sales charge) or on Class B(1), Class B or Class C shares of the Fund will be paid to the Distributor. The Distributor will pay dealers at the time of sale a 4% commission for selling Class B(1) and Class B shares and a 1% commission for selling Class C shares. In certain cases, a dealer may elect to waive the 4% commission on Class B(1) and Class B shares and receive in lieu thereof an annual fee, usually 1%, with respect to such outstanding shares. The proceeds of the contingent deferred sales charges and the distribution fees are used to offset distribution expenses and thereby permit the sale of Class B(1), Class B and Class C shares without an initial sales charge.

           In determining the applicability and rate of any contingent deferred sales charge of Class B(1), Class B or Class C shares, it will be assumed that a redemption of the shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by shareholder for the longest period of time. Class B(1) shares that are redeemed within a six-year period after their purchase, Class B shares that are redeemed within a five-year period after their purchase, and Class C shares that are redeemed within a one-year period after their purchase, will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The holding period for purposes of applying a contingent deferred sales charge for a particular class of shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Fund, and shares of the same class being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

           CONTINGENT DEFERRED SALES CHARGE WAIVERS. With respect to Class A shares (on sales of $1 million or more and which do not involve an initial sales charge), and Class B(1), Class B and Class C shares of the Fund, the contingent deferred sales charge does not apply to exchanges or to redemptions under a systematic withdrawal plan which meets certain conditions. The contingent deferred sales charge will be waived for participant-initiated distributions from State Street Research prototype employee retirement plans. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, for retirement accounts or plans (e.g., age 70 1/2 for Individual Retirement Accounts and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and
(iii) a redemption resulting from a tax-free return of an excess contribution to an Individual Retirement Account. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the
Fund). The contingent deferred sales charge may also be waived on Class A shares under certain exchange arrangements for selected brokers with substantial asset allocation programs. The Fund may waive the contingent deferred sales charge on any class, or modify or terminate any waivers, at any time. The Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans. Certain employee benefit plans sponsored by a financial professional may be subject to other conditions for waivers under which the plans may initially invest in Class B(1) or Class B shares and then Class A shares of certain funds upon meeting specific criteria. No contingent deferred sales charges apply to shares held by MetLife, the Investment Manager or the Distributor.

           CLASS S SHARES. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants, service arrangements, or similar factors; insurance companies; investment companies; advisory accounts of the Investment Manager; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10 million); and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by MetLife, its affiliates, or both for which Class S shares have been designated. In addition, Class S shares are available through programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on the overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. For information on different conditions that may apply to certain Funds, see Section I for the relevant Fund.

           Class S shares are made available to (a) current and former employees, officers and directors of the Investment Manager and Distributor; (b) current and former directors or trustees of the investment companies for which the Investment Manager serves as the primary investment adviser; and (c) relatives of any such individuals, provided that the relationship is directly verified by such individuals to the Distributor, and any beneficial account for such relatives or individuals. Class A shares acquired by such individuals and relatives may, in the discretion of the Distributor, be converted into Class S shares. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

           REORGANIZATIONS. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, as amended, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

           IN-KIND PURCHASE OPTION. In the discretion of the Investment Manager, shares of the Fund may be offered for purchase partly or entirely in exchange for securities. This option is available only in very limited circumstances. The Investment Manager will not approve the acceptance of any securities in exchange for Fund shares unless it believes the securities are appropriate investments for the Fund.

           REDEMPTIONS. The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

           SYSTEMATIC WITHDRAWAL PLAN. A shareholder who owns noncertificated Class A or Class S shares with a value of $5,000 or more, or Class B(1), Class B or Class C shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

           In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 12% annually (minimum $50 per withdrawal) of either (a) the value, at the time the Systematic Withdrawal Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Systematic Withdrawal Plan was initiated, whichever is higher.

           Expenses of the Systematic Withdrawal Plan are borne by the Fund. A participating shareholder may withdraw from the Systematic Withdrawal Plan, and the Fund may terminate the Systematic Withdrawal Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Systematic Withdrawal Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Program (see "Your Investment--Investor Services--Investamatic Program" in the Fund's Prospectus) and the Systematic Withdrawal Plan at the same time.

           REQUEST TO DEALER TO REPURCHASE. For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from broker-dealers by wire or telephone for the repurchase of shares by the Distributor from the broker-dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the broker-dealer to the Distributor. The broker-dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

           SIGNATURE GUARANTEES. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $100,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; (4) requests to transfer the registration of shares to another owner; and (5) if checkwriting is available for the account, authorizations to establish the checkwriting privilege. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances.

           DISHONORED CHECKS. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.

           PROCESSING CHARGES. Purchases and redemptions processed through securities dealers may be subject to processing charges imposed by the securities dealer in addition to sales charges that may be imposed by the Fund or the Distributor.

           F.        SHAREHOLDER ACCOUNTS

           General information on shareholder accounts is included in the Fund's Prospectus under "Your Investment." The following supplements that information.

           MAINTENANCE FEES AND INVOLUNTARY REDEMPTION. BECAUSE OF THE RELATIVELY HIGH COST OF MAINTAINING SMALL SHAREHOLDER ACCOUNTS, THE FUND RESERVES THE RIGHT TO REDEEM AT ITS OPTION ANY SHAREHOLDER ACCOUNT WHICH REMAINS BELOW $1,500 FOR A PERIOD OF 60 DAYS AFTER NOTICE IS MAILED TO THE APPLICABLE SHAREHOLDER, OR TO IMPOSE A MAINTENANCE FEE ON SUCH ACCOUNT AFTER 60 DAYS' NOTICE. Such involuntarily redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. CURRENTLY, THE MAINTENANCE FEE IS $18 ANNUALLY, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

           To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

           The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Purchase and Redemption of Shares" in this Statement of Additional Information.

           THE OPEN ACCOUNT SYSTEM. Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Share certificates will not be issued. Shareholders will receive periodic statements of transactions in their accounts.

           The Fund's Open Account System provides the following options:

           1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check payable to "State Street Research Funds" under the terms set forth above under "Purchase and Redemption of Shares" in this Statement of Additional Information.

           2. The following methods of receiving dividends from investment income and distributions from capital gains generally are available:

                     (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

                     (b) All income dividends and capital gains distributions in cash.

                     (c) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "--Dividend Allocation Plan" herein.

           Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to the Service Center. Dividends and distributions are reinvested at net asset value without a sales charge.

           EXCHANGE PRIVILEGES. Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds at any time on the basis of the relative net asset values of the respective shares to be exchanged, and subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B(1), Class B and Class C shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. Class A shares acquired through a new investment after January 1, 1999, are subject to an incremental sales charge if exchanged within 30 days of acquisition for Class A shares of a Fund with a higher applicable sales charge. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B(1), Class B and Class C shares, the holding period of the redeemed shares is "tacked" to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

           Shares of the Fund may also be acquired or redeemed in exchange for shares of the Summit Cash Reserves Fund ("Summit Cash Reserves") by customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (subject to completion of steps necessary to implement the program). The Fund and Summit Cash Reserves are related mutual funds for purposes of investment and investor services. Upon the acquisition of shares of Summit Cash Reserves by exchange for redeemed shares of the Fund, (a) no sales charge is imposed by Summit Cash Reserves, (b) no contingent deferred sales charge is imposed by the Fund on the Fund shares redeemed, and (c) any applicable holding period of the Fund shares redeemed is "tolled," that is, the holding period clock stops running pending further transactions. Upon the acquisition of shares of the Fund by exchange for redeemed shares of Summit Cash Reserves, (a) the acquisition of Class A shares shall be subject to the initial sales charges or contingent deferred sales charges applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid indirectly, and (b) the acquisition of Class B(1), Class B or Class C shares of the Fund shall restart any holding period previously tolled, or shall be subject to the contingent deferred sales charge applicable to an initial investment in such shares.

           The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same telephone and Internet privileges with respect to the Fund (see "Your Investment--Account Policies--Telephone and Internet Requests" in the Fund's Prospectus and
"--

Telephone and Internet Privileges," below) as the existing account unless the Service Center is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

           THE EXCHANGE PRIVILEGE IS NOT DESIGNED FOR USE IN CONNECTION WITH SHORT-TERM TRADING OR MARKET TIMING STRATEGIES. To protect the interests of shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be aggregated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans because of plan exchange limits, Department of Labor regulations or administrative and other considerations. The exchange limit may also be modified under certain exchange arrangements for selected brokers with substantial asset allocation programs. Subject to the foregoing, if an exchange request in good order is received by the Service Center and delivered by the Service Center to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact the Service Center.

           REINVESTMENT PRIVILEGE. A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

           Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by the Service Center of such shareholder's written purchase request and delivery of the request by the Service Center to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund.

           DIVIDEND ALLOCATION PLAN. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

           TELEPHONE AND INTERNET PRIVILEGES. The following privileges are available:

           -     TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGE
                 - Shareholders automatically receive this privilege unless declined.
                 - This privilege allows a shareholder or any person claiming to act as the shareholder's representative to request exchanges into other State Street Research funds or make redemptions.

           -     INTERNET PRIVILEGE FOR SHAREHOLDER

                 - Shareholders may access the Fund's web site to enter transactions and for other purposes, subject to acceptance of the important conditions set forth on the web site.

           A shareholder with the above privileges is deemed to authorize the Fund's agents to: (1) act upon the telephone instructions of any person purporting to be any of the shareholders of an account or a shareholder's financial professional; (2) act upon the Internet instructions of any person purporting to be any of the shareholders of an account; and (3) honor any telephone or Internet instructions for a change of address. All telephone calls will be recorded. Neither the Fund, any other State Street Research Fund, the Investment Manager, the Distributor, nor any of their agents will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone or Internet requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone or Internet are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.

           ALTERNATIVE MEANS OF CONTACTING A FUND. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the Service Center. In that event, however, the shareholder should contact the Service Center at 1-877-773-8637, 1-617-357-7800 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

           G.        NET ASSET VALUE

           The net asset value of the shares of each Fund is determined once daily as of the close of regular trading on the NYSE, but not later than 4 P.M. eastern time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

           The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

           In determining the values of portfolio assets as provided below, the Trustees utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE.

           In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers, Inc.'s (the "NASD") NASDAQ System are valued at the closing price supplied through such system for that day at the close of the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services, methodologies or procedures as may be deemed appropriate. The Trustees also reserve the right to adopt other valuations based on fair value in pricing in unusual circumstances where use of other methods as discussed in part above, could otherwise have a material adverse effect on the Fund as a whole.

           The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% of the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.

           H.        PORTFOLIO TRANSACTIONS

PORTFOLIO TURNOVER

           The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

BROKERAGE ALLOCATION

           The Investment Manager's policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business. The Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager seeks to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

           When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Investment Manager to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those contained in certain trading systems and used for portfolio analysis and modeling and also including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources) and portfolio evaluation services and relative performance of accounts.

           In the case of the Fund and other registered investment companies advised by the Investment Manager or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies. This information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Investment Manager's advisory services and to review the fees and other provisions contained in the advisory contracts between the investment companies and the Investment Manager. The Investment Manager considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients. Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

           The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. The Investment Manager's investment management personnel conduct internal surveys and use other methods to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the equity trading department, which uses this information as consideration to the extent described above in the selection of brokers to execute portfolio transactions.

           Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of the services to determine the proportion which is allocable to research or investment decision-making and the proportion allocable to other purposes. The Investment Manager pays directly from its own funds for that portion allocable to uses other than research or investment decision-making. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.

           The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

           It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Exchange Act of 1934.

           In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

           In some instances, certain clients of the Investment Manager request it to place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Investment Manager generally agrees to honor these requests to the extent practicable. Clients may request that the Investment Manager only effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. Where the request is not so conditioned, the Investment Manager may be unable to negotiate commissions or obtain volume discounts or best execution. In cases where the Investment Manager is requested to use a particular broker-dealer, different commissions may be charged to clients making the requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed.

           When the Investment Manager is seeking to buy or sell the same security on behalf of more than one client, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the relative sizes of the accounts, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time.

           In addition, when the Investment Manager is seeking to buy or sell the same security on behalf of more than one client at approximately the same time, the Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. Although sharing large transactions may sometimes affect price or volume of shares acquired or sold, the Investment Manager believes that grouping orders generally provide an advantage in execution. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating account's proportionate share of such order will reflect the average price paid or received with respect to the total order. The Investment Manager may decide not to group orders, however, based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interest of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable overall execution (including transactions costs) relative to other clients.

           The Investment Manager has developed certain internal policies governing its short sale trading activities, including prior notification in certain circumstances to portfolio managers of accounts holding long positions in the same security. Generally, however, sales of long positions will take precedence over short sales, regardless of the order in which the trade orders are received.

           Subject to the policy of seeking best overall price and execution as stated above, sales of shares of investment companies under the Investment Manager's management may be considered by the Investment Manager in the selection of broker or dealer firms to execute portfolio transactions for investment companies under its management.

           Information about portfolio turnover rates and certain brokerage commissions paid by the Fund identified on the cover page of this Statement of Additional Information is included in Section I of this Statement of Additional Information.

           I.        CERTAIN TAX MATTERS

FEDERAL INCOME TAXATION OF THE FUND--IN GENERAL

           The following discussion of United States federal income tax consequences is a summary provided for general information only. This discussion does not address state or local tax consequences. This discussion is based on federal income tax laws, regulations and rulings in effect on the date of this Statement of Additional Information, all of which are subject to change by legislative, administrative or judicial action, possibly with retroactive effect. Further, the tax consequences discussed below may effect shareholders differently depending on their particular tax situations unrelated to their investments in the Fund. Therefore, the shareholders are urged to consult their own tax advisors regarding the federal, state, local and foreign tax consequences to them of their investment in the Fund.

           The Fund intends to qualify and has elected to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to be so treated. In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

           If in any year the Fund derives more than 10% of its gross income (as defined in the Code, which disregards losses for that purpose) from investments made directly in commodities, including precious metal investments, or commodity-related options, futures or indices, the Fund in such year may fail to qualify as a regulated investment company under the Code. The Investment Manager intends to manage the Fund's portfolio so as to minimize the risk of such a disqualification.

           If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as if it were gain realized from the sale of such shares.

           The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the excise tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31 of such calendar year, in addition to any undistributed portion of the respective balances from the prior year. For purposes of calculating the amount distributed, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

           ORIGINAL ISSUE DISCOUNT; MARKET DISCOUNT. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount. Because the Fund must include original issue discount in income currently, holding securities having original issue discount will make it more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above. The Fund may be required to liquidate investments at a time when it is not advantageous to do so in order to meet its distribution requirements.

           Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount in income currently.

           OPTIONS AND FUTURES TRANSACTIONS. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for the purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as partially short-term and partially long-term gain or loss, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, options on stock indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

           Gains or losses attributable to foreign currency contracts or fluctuations in exchange rates that occur between the time the Fund accrues income or expenses denominated in a foreign currency and the time the Fund actually collects such income or pays such expenses are treated as ordinary income or loss. The portion of any gain or loss on the disposition of a debt security denominated in a foreign currency that is attributable to fluctuations in the value of the foreign currency during the holding period of the debt security will likewise be treated as ordinary income or loss. Such ordinary income or loss will increase or decrease the amount of the Fund's net investment income.

           If the Fund invests in the stock of certain "passive foreign investment companies" ("PFICs"), the income of such companies may become taxable to the Fund prior to its distribution to the Fund or, alternatively, ordinary income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. Alternatively, if the stock of a PFIC is marketable, the Fund may elect to mark the stock of the PFIC to market annually, and to recognize gain or loss on the appreciation or depreciation in the stock. Any gain so recognized would be treated as ordinary income, and a loss would be recognized and treated as an ordinary deduction to the extent of any prior, unreversed amounts of gain recognized with respect to that stock. The Fund does not intend to invest in PFICs. Because of the broad scope of the PFIC rules, however, there can be no assurance that the Fund can avoid doing so.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

           Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income is from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

           Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment capital upon distribution which will nevertheless be taxable to them.

           The Fund may be subject to foreign taxes, including foreign income taxes. If more than half of the value of the total assets of the Fund at the close of its taxable year consists of stock or securities of foreign corporations and it meets the distribution requirements for the year, then the

Fund will be eligible and intends to elect to pass through to its shareholders the amount of foreign taxes it paid if such amounts are material. Pursuant to this election, a United States shareholder will, in general, (i) be required to include in gross income, in addition to taxable distributions actually received, his or her pro rata share of the foreign taxes paid by the Fund, and treat that share of taxes as having been paid directly by him or her, and (ii) may either deduct such share of taxes or treat such share of taxes as a credit against United State income tax liability. A tax-exempt shareholder will ordinarily not benefit from this election.

           Although a credit for foreign taxes is generally more beneficial than a deduction for foreign taxes because the credit reduces U.S. taxes dollar-for-dollar, a credit for foreign taxes generally may not exceed a shareholder's United States income tax attributable to the shareholder's foreign source income (unless the shareholder is an individual whose total creditable foreign taxes are not more than $300, or $600 for married individuals filing jointly, and certain other conditions are satisfied). This limitation applies separately to different categories of income, one of which is a foreign-source passive income, which is likely to include all of the foreign-source income of the Fund. As a result of these limitations, some shareholders may not be able to utilize fully any foreign tax credits generated by an investment in the Fund. In addition, holding period requirements apply so that, generally, the shareholder will be unable to take a tax credit for any foreign withholding tax on a dividend payment unless (a) the Fund held the stock in the foreign corporation for more than 15 days during the 30-day period beginning on the date that the stock becomes ex-dividend with respect to the dividend on which the withholding tax is paid and (b) the shareholder held his or her shares in the Fund during the same period. In the case of certain preference dividends on foreign stock, the 15-day and 30-day periods are extended to 45 days and 90 days, respectively. Shareholders also will be unable to claim a credit for foreign withholding taxes on dividends if the Fund has entered into certain hedging transactions with respect to the stock of the foreign corporation. Shareholders may take a deduction to the extent of any tax credits disallowed under the holding period and hedging rules. The Fund will provide its shareholders with information about the source of its income and the foreign taxes it has paid for use in preparing the shareholder's United States income tax returns, including information about withholding taxes for which a tax credit could be denied to the Fund under the holding period and hedging rules described above.

           The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to United States withholding tax at a rate of up to 30% (or at a lower rate under applicable treaty) on distributions from the Fund.

           Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

           J.        DISTRIBUTION OF FUND SHARES

           The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through broker-dealers who have entered into sales agreements with the Distributor. The Fund has authorized certain broker-dealers to receive on its behalf purchase and redemption orders, and such broker-dealers are authorized to designate other intermediaries to receive orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when such broker-dealer, or, if applicable, the broker-dealer's designee, receives the order. In such case, orders will be priced at the Fund's net asset value next computed after the orders are received by an authorized broker-dealer or its designee. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or
(ii) on a deferred basis (Class B(1), Class B and Class C shares). The Distributor may reallow all or portions of such sales charges as concessions to broker-dealers. The Distributor may also pay its affiliate MetLife Securities, Inc. additional sales compensation of up to 0.25% of certain sales or assets.

           The differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, or Class S shares are offered, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale, among other factors. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort is necessary for sales of shares at net asset value to certain Directors, Trustees, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements, managed fee-based programs and so-called "mutual fund supermarkets," among other special programs, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such arrangements. The reductions in sales expenses, and therefore the reduction in sales charges, will vary depending on factors such as the size and other characteristics of the organization or program, and the nature of its membership or the participants. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements or similar programs at any time.

           On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer making such sale a commission based on the aggregate of such sales. Such commission may also be paid to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of up to 1.00% on any portion of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.

PLAN(S) OF DISTRIBUTION PURSUANT TO RULE 12B-1

           The Fund may have one or more Distribution Plans under Rule 12b-1, as set forth in Section I of this Statement of Additional Information for the Fund. Under the Fund's Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) the payment of commissions to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions to securities dealers (which securities dealers may be affiliates of the Distributor), (2) expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts, and (3) expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others for the provision of personal service to investors and/or the maintenance or servicing of shareholder accounts. In addition, the Distribution Plans authorize the Distributor and the Investment Manager to make payments out of management fees, general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be an indirect financing of any activity primarily resulting in the sale of shares of the Fund within the scope of Rule 12b-1 under the 1940 Act. Payments by the Fund under the Distribution Plan may be discontinued at any time. The Distributor may also voluntarily waive receipt of payments from the Fund from time to time.

           A rule of the National Association of Securities Dealers, Inc. ("NASD") limits annual expenditures that the Fund may incur to 0.75% for distribution expenses and 0.25% for service fees. The NASD Rule also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to the service fees.

           Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares and for other sales and marketing expenditures. Dealers who have sold Class A shares are eligible for ongoing payments commencing as of the time of such sale. Dealers who have sold Class B(1), Class B and Class C shares are eligible for ongoing payments after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly).

           The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

           The payment of service and distribution fees may continue even if the Fund ceases, temporarily or permanently, to sell one or more classes of shares to new accounts. During the period the Fund is closed to new accounts, the distribution fee will not be used for promotion expenses. The service and distribution fees are used during a closed period to cover services provided to current shareholders and to cover the compensation of financial professionals in connection with the prior sale of Fund shares, among other non-promotional distribution expenditures.

           The Distributor may pay certain dealers and other intermediaries additional compensation for sales and administrative services. The Distributor may provide cash and noncash incentives to intermediaries who, for example, sell significant amounts of shares or develop particular distribution channels. The Distributor may compensate dealers with clients who maintain their investments in the Fund over a period of years. The incentives can include merchandise and trips to, and attendance at, sales seminars at resorts. The Distributor may pay for administrative services, such as technological and computer systems support for the maintenance of pension plan participant records, for subaccounting and for distribution through mutual fund supermarkets or similar arrangements.

           No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plans. The Distributor's interest in the Distribution Plans is described above.

           K.        CALCULATION OF PERFORMANCE DATA

           From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B(1), Class B, Class C or Class S shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Index, Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily.

AVERAGE ANNUAL TOTAL RETURN

           The average annual total return ("Average Annual Total Return") of each class of shares of the Fund will be calculated as set forth below. Average Annual Total Return is computed separately for each class by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                      P(1+T)(n) = ERV

Where:     P          =         a hypothetical initial payment of $1,000

           T          =         average annual total return

           n          =         number of years

           ERV        =         ending redeemable value at the end of the
                                designated period assuming a hypothetical
                                $1,000 payment made at the beginning of the designated period

           The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

           The average annual total return (after taxes on distributions) ("Average Annual Total Return (After Taxes on Distributions)") of each class of shares of the Fund will be calculated as set forth below. Average Annual Total Return (After Taxes on Distributions) is computed separately for each class by determining the average annual compounded rates of return over the designated periods, that, if applied to the initial amount invested, would produce the ending value in accordance with the following formula:

                       P(1+T)(n) = ATV(D)

Where:      P          =         a hypothetical initial payment of $1,000

            T          =         average annual total return (after taxes on
                                 distributions)

            n          =         number of years

            ATV(D)     =         ending value at the end of the designated
                                 period assuming a hypothetical $1,000 payment made at the beginning of the designated period

           The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the periods. The applicable taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. Ordinary income dividends and capital gains distributions are generally taxed at different rates. Applicable tax rates may change in the future. All applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. All potential tax liabilities other than federal tax liabilities, such as state and local taxes, the effect of phaseouts of certain exemptions, deductions, and credits at various income levels and the impact of the federal alternative minimum tax are disregarded. All accrued expenses and recurring charges are also taken into account as described later herein. In addition, for purposes of this calculation, redemptions are treated as having no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

           The average annual total return (after taxes on distributions and redemption) ("Average Annual Total Return (After Taxes on Distributions and Redemption)") of each class of shares of the Fund will be calculated as set forth below. Average Annual Total Return (After Taxes on Distributions and Redemption) is computed separately for each class of the Fund by determining the average annual compounded rates of return over the designated periods, that, if applied to the initial amount invested, would produce the ending value in accordance with the following formula:

                      P(1+T)(n) = ATV(DR)

Where:     P          =         a hypothetical initial payment of $1,000

           T          =         average annual total return (after taxes on
                                distributions and redemption)

           n          =         number of years

           ATV(DR)    =         ending value at the end of the designated period
                                assuming a hypothetical $1,000 payment made at the beginning of the designated period

           The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the periods. The applicable taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. Ordinary income dividends and capital gains distributions are generally taxed at different rates. All applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. All potential tax liabilities other then federal tax liabilities, such as state and local taxes, the effect of phaseouts of certain exemptions, deductions, and credits at various income levels and the impact of the federal alternative minimum tax are disregarded. All accrued expenses and recurring charges are also taken into account as described later herein.

           In addition, it is further assumed that a complete redemption occurs at the end of the respective periods, that all nonrecurring charges are deducted at the end of such periods, and that capital gains taxes resulting from redemptions are subtracted from the ending value and the tax benefit from capital losses resulting from redemptions are added to the ending value. The amount and character of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund assumes that shares acquired through reinvestment of distributions have a holding period beginning on the day after the reinvestment date. Further, capital gain taxes (or the benefit from tax losses) are calculated using the highest applicable federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains to offset any capital losses from the redemption so that capital losses may be deducted in full.

           All applicable tax rates may change in the future.

YIELD

           Yield for each class of the Fund's shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result in accordance with the following formula:

                                YIELD = 2[(a-b + 1)(6) -1]
                                           ---
                                           cd

Where      a=        dividends and interest earned during the period

           b= expenses accrued for the period (net of voluntary expense reductions by the Investment Manager)

           c= the average daily number of shares outstanding during the period that were entitled to receive dividends

           d= the maximum offering price per share on the last day of the period

           To calculate interest earned (for the purpose of "a" above) on debt obligations, the Fund computes the yield to effective maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to effective maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

           With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), the Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. The Fund has elected not to amortize discount or premium on such securities.

           Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes the maximum applicable sales charge.

           All accrued expenses are taken into account as described later herein.

           Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

ACCRUED EXPENSES AND RECURRING CHARGES

           Accrued expenses include all recurring charges that are charged to all shareholder accounts in proportion to the length of the base period. The Average Annual Total Return, Average Annual Total Return (After Taxes on Distributions), Average Annual Total Return (After Taxes on Distributions and Redemption) and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

           Accrued expenses do not include fees or expenses assumed or subsidized by affiliates during the subject period. Subsidization can include the Investment Manager's waiver of a portion of its advisory fee, the Distributor's waiver of a portion of its Rule 12b-1 fee, or the assumption of a portion of the Fund's expenses by either of them or their affiliates. In the absence of such subsidization, the performance of the Fund would have been lower.

OTHER HISTORICAL MEASURES OF PERFORMANCE

           The Fund may provide the above described Average Annual Total Return, Average Annual Total Return (After Taxes on Distributions) and Average Annual Total Return (After Taxes on Distributions and Redemption) results for each class of shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before, five years before and ten years before (or the commencement of the Fund's operations, whichever is earlier). In addition, the Fund may provide other historical measures of performance for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such other historical measures of performance may be computed as otherwise described above except the result may or may not be annualized, and as noted any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

DISTRIBUTION RATES

           The Fund may also quote its distribution rate for each class of shares. The distribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by the Fund even though such option income is not considered investment income under generally accepted accounting principles.

           Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.

           L.        CUSTODIAN

           State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for Fund assets. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

           M.        INDEPENDENT ACCOUNTANTS

           PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trusts' independent accountants, providing professional services including (1) audits of each Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of each Fund.

           N.        FINANCIAL REPORTS

           In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call State Street Research Service Center.

                       STATE STREET RESEARCH GROWTH TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.
            Exhibits

            (1)(a) First Amended and Restated Master Trust Agreement and Amendment No. 1 to First Amended and Restated Master Trust Agreement (5)

            (1)(b) Amendment No. 2 to First Amended and Restated Master Trust Agreement (9)

            (1)(c)        Amendment No. 3 to First Amended and
                          Restated Master Trust Agreement (11)

            (1)(d) Form of Amendment No. __ to First Amended and Restated Master Trust Agreement (11)

            (1)(e) Amendment No. 4 to First Amended and Restated Master Trust Agreement (13)

            (1)(f) Amendment No. 5 to First Amended and Restated Master Trust Agreement (16)

            (1)(g)        Amendment No. 6 to First Amended and
                          Restated Master Trust Agreement (16)

            (2)(a)        By-Laws (1)**

            (2)(b)        Amendment No. 1 to By-Laws effective
                          September 30, 1992 (3)**

            (2)(c)        Amendment No. 2 to By-Laws effective June 1, 2000

            (2)(d)        Amendment No. 3 to By-Laws effective August 2, 2000

            (5)(a)        First Amended and Restated Investment Advisory
                          Contract (6)

            (5)(b) Form of Advisory Agreement with respect to State Street Research Concentrated International Fund (9)

            (5)(c) Form of Advisory Agreement with respect to State Street Research Asset Fund (to be filed by amendment)

            (5)(d) Form of Letter Agreement relating to Advisory Agreement with respect to State Street Research Core Income Fund (16)

            (6)(a)        Distribution Agreement with State
                          Street Research Investment
                          Services, Inc. (4)**

            (6)(b)        Form of Selected Dealer Agreement, as supplemented (6)

            (6)(c)        Form of Bank and Bank Affiliated
                          Broker-Dealer Agreement (7)

            (6)(d) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Concentrated International Fund (9)

            (6)(e) Form of Letter Agreement relating to expenses with respect to State Street Research Concentrated International Fund (9)

            (6)(f) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Asset Fund (11)

            (6)(g) Form of Letter Agreement relating to expenses with respect to State Street Research Asset Fund (11)

            (6)(h) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Core Income Fund (16)

            (6)(i) Form of Letter Agreement relating to expenses with respect to State Street Research Core Income Fund (16)

            (8)(a)        Custodian Contract (2)**

            (8)(b)        Amendment to Custodian Contract dated 11/2/95 (8)

            (8)(c)        Deleted.

            (8)(d)        Deleted.

            (8)(e)        Deleted.

            (8)(f)        Deleted.

            (8)(g)        Data Access Services Addendum to Custodian
                          Contract (8)

            (8)(h) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Concentrated International Fund (9)

            (8)(i) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Asset Fund (11)

            (8)(j)        Amendment dated November 17, 2000 to Custodian
                          Contract (13)

            (8)(k) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Core Income Fund (16)

            (10)(a) Consent, and Opinion of counsel on legality of shares being issued with respect to State Street Growth
                          Fund (3)**

            (10)(b) Legal Opinion and Consent with respect to State Street Research Concentrated International Fund (10)

            (10)(c) Legal Opinion and Consent with respect to State Street Research Asset Fund (to be filed by amendment)

            (10)(d) Legal Opinion and Consent with respect to State Street Research Core Income Fund (16)

            (11)(a) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Concentrated International
                          Fund dated September 26, 2001 (15)

            (11)(b) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Large-Cap Growth Fund dated April 24, 2002

            (11)(c) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Asset Fund (to be filed by amendment)

            (11)(d) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Core Income Fund (16)

            (12)(a) Form of Subscription and Investment Letter with respect to State Street Research Concentrated International Fund (9)

            (12)(b) Form of Subscription and Investment Letter with respect to State Street Research Asset Fund (11)

            (12)(c) Form of Subscription and Investment Letter with respect to State Street Research Core Income Fund (16)

            (14)(a)       Deleted.

            (14)(b)       Deleted.

            (15)(a)       Plan of Distribution Pursuant to
                          Rule 12b-1 (4)**

            (15)(b) Rule 12b-1 Plan dated January 1, 1999 for Class B(1) shares relating to State Street Research Growth
                          Fund (16)

            (15)(c) Rule 12b-1 Plan dated June 1, 2000 relating to State Street Research Concentrated International Fund (16)

            (15)(d)       Form of Letter Agreement relating to
                          Rule 12b-1 Plan dated___________
                          with respect to State Street Research Asset Fund (to be filed by amendment)

            (15)(e)       Form of Letter Amendment relating to Rule 12b-1
                          Plan dated June 1, 2000, with respect to State Street Research Core Income Fund (16)

            (16)          Deleted.

            (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan (6)

            (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to
                          Rule 18f-3 (8)

            (17)(c)       Code of Ethics (revised March 1, 2000) (9)

            (18)(a)       Powers of Attorney (7)

            (18)(b) Certificate of Board Resolution Respecting Powers of Attorney (7)

            (18)(c)       Powers of Attorney for Bruce R. Bond and Susan M.
                          Phillips (9)

            (18)(d)       Power of Attorney for Douglas A. Romich (14)

            (18)(e)       Power of Attorney for Richard S. Davis (12)

            (19)(a)       New Account Application (16)

            (19)(b)       Additional Services Application (16)

            (19)(c)       Deleted.

            (27)          Deleted.

**Restated in electronic format in Post-Effective Amendment No. 6 filed
  February 27, 1998
-------------------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:


Footnote
Reference         Registration/Amendment        Date Filed
     1            Amendment No. 11 to           April 26, 1989
                  Registration Statement
                  under Investment Company
                  Act of 1940

     2            Amendment No. 14 to           April 30, 1991
                  Registration Statement
                  under Investment Company
                  Act of 1940

     3            Registration Statement        November 25, 1992
                  under Securities Act of
                  1933

     4            Post-Effective Amendment      March 19, 1993
                  No. 1

     5            Post-Effective Amendment      April 26, 1996
                  No. 4

     6            Post-Effective Amendment      April 28, 1997
                  No. 5

     7            Post-Effective Amendment      February 27, 1998
                  No. 6

     8            Post-Effective Amendment      March 3, 1999
                  No. 7

     9            Post-Effective Amendment      March 17, 2000
                  No. 8

    10            Post-Effective Amendment      May 31, 2000
                  No. 10

    11            Post-Effective Amendment      July 7, 2000
                  No. 11

    12            Post-Effective Amendment      November 16, 2000
                  No. 14

    13            Post-Effective Amendment      February 28, 2001
                  No. 18

    14            Post-Effective Amendment      May 4, 2001
                  No. 21

    15            Post-Effective Amendment      September 27, 2001
                  No. 27

    16            Post-Effective Amendment      April 1, 2002
                  No. 34

Item 24.    Persons Controlled by or under
            Common Control with Registrant


As of March 31, 2002, Metropolitan Life Insurance Company ("Metropolitan Life") was the beneficial owner of a greater than 25% interest of the outstanding shares of the following series of the Registrant:


Series
------
State Street Research Concentrated International Fund

Metropolitan Life may be deemed to be in control of such Fund as "control" is defined in the 1940 Act. Metropolitan Life Insurance Company is the indirect parent company of State Street Research & Management Company, the Investment Manager to the Fund. State Street Research & Management Company (a Delaware corporation) is a wholly-owned subsidiary of SSRM Holdings, Inc. (a Delaware corporation), which is in turn a wholly-owned subsidiary of Metropolitan Tower Corp. (a Delaware corporation), which is in turn a wholly-owned subsidiary of Metropolitan Life Insurance Company (a New York stock life insurance company), which is in turn a wholly-owned subsidiary of MetLife, Inc. (a Delaware corporation). As a result, the Fund could be deemed to be under common control with the subsidiaries of Metropolitan Life Insurance Company listed above, as well as the other subsidiaries in which Metropolitan Life Insurance Company owns a greater than 25% interest. A complete list of the subsidiaries of MetLife, Inc. and Metropolitan Life Insurance Company is filed as Exhibit 21.1 of the Annual Report for the Fiscal Year Ended December 31, 2001 on Form 10-K (File No. 001-15787) of MetLife, Inc. and is incorporated herein by reference.

Item 25.    Indemnification

Under Article VI of the Registrant's First Amended and Restated Master Trust Agreement as further amended (the "Master Trust Agreement") each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its convenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
State Street Research &                    Investment Adviser               Various investment            Boston, MA
  Management Company                                                        advisory clients

Abbott, Christopher C.                     Executive Vice President         State Street Research.        Boston, MA
  Managing Director                        Vice President                   Investment Services, Inc.     Boston, MA
  (Executive Vice President until 4/02)                                     State Street Research
                                                                            Institutional Funds
Austin, Christopher P.                     None
  Vice President

Barghaan, Dennis C.                        Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)

Barnwell, Amy F.                           Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

Beatty, T. Kevin                           None
  Vice President

Bigley, Gary M.                            None
  Vice President

Borghi, Peter                              Senior Vice President            State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Borzilleri, John                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Financial Trust
  (Senior Vice President until 4/02)       IBT Fund Advisor                 Schroder Ventures Life        Boston, MA
                                           (Until 11/01)                    Science Advisers
                                           Senior Vice President            State Street Research         Boston, MA
                                           (Until 8/01)                     & Management Co.

Boss, Marilyn O.                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President (Until 4/01)      Deutsche Banc Alex. Brown     Boston, MA
                                           Director                         John Hancock Financial        Boston, MA
                                           (Until 6/00)                     Services, Inc.

Bray, Michael J.                           None
  Managing Director
  (Senior Vice President until 4/02)

Brezinski, Karen                           None
  Vice President

Bruno, Thomas                              Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Vice President         Phoenix Investment            Hartford, CT
                                           (Until 5/00)                     Partners

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Buffum, Andrea L.                          None
  Vice President

Burbank, John F.                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Capital Trust
  (Senior Vice President until 4/02)

Calame, Mara D.                            Senior Vice President,           State Street Research         Boston, MA
  Senior Vice President,                   Assistant Clerk and Counsel      Investment Services, Inc.
  Assistant Secretary,                     Assistant Secretary              State Street Research         Boston, MA
  and Counsel                                                               Institutional Funds
  (Vice President until 4/02)

Callahan, Michael                          None
  Vice President

Carley, Linda C.                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Institutional Funds

Carstens, Linda C.                         Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Clay, Janet L.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President (Until 10/01)     John Hancock Funds            Boston, MA

Clifford, Jr., Paul J.                     Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Tax-Exempt Trust

Coleman, Thomas J.                         None
  (Managing Director)
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

Crane, George                              Senior Vice President            Putnam Investments            Boston, MA
  Senior Vice President                    (Until 12/01)

Creelman, Christine A.                     Director/Credit Research         Freedom Capital               Boston, MA
  Vice President                           (Until 11/01)
                                           Senior Vice President            Back Bay Advisors, LP         Boston, MA
                                           (Until 6/01)

Cullen, Terrence J.                        Senior Vice President,           State Street Research         Boston, MA
  Senior Vice President, Assistant         Assistant Clerk and Counsel      Investment Services, Inc.
  Secretary and Counsel
  (Vice President until 4/02)              Assistant Secretary              State Street Research         Boston, MA
                                                                            Capital Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Growth Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Securities Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Equity Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Financial Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Income Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Tax-Exempt Trust

Davis, Richard S.                          Chairman, President and Chief    State Street Research         Boston, MA
  Director, Chairman of                    Executive Officer                Equity Trust
  the Board, President                     Chairman, President and Chief    State Street Research         Boston, MA
  and Chief Executive                      Executive Officer                Income Trust
  Officer                                  Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Tax-Exempt Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Capital Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Exchange Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Growth Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Master Investment Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Institutional Funds
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Securities Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Money Market Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Financial Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Investment Services, Inc.
                                           President and Chief Executive    SSRM Holdings, Inc.           Boston, MA
                                           Officer
                                           Senior Vice President            Metropolitan Life             New York, NY
                                           (until 10/00)                    Insurance Company

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Davis, Robert D.                           Vice President                   Wellington Management         Boston, MA
  Senior Vice President                    (Until 3/01)                     Company
  (Vice President until 4/02)

D'Vari, Ronald                             None
  Managing Director
  (Senior Vice President until 4/02)

De Luna, John (Juan)                       Principal                        State Street                  Boston, MA
  Senior Vice President                    (Until 3/01)                     Global Advisors
                                           Senior Vice President            State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Depp, Maureen G.                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Securities Trust
  (Senior Vice President until 4/02)
  (Vice President until 4/01)              Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

DeVeuve, Donald                            Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Income Trust
  (Vice President until 4/02)                                               State Street Research         Boston, MA
                                                                            Securities Trust
                                                                            State Street Research         Boston, MA
                                                                            Institutional Funds

DiVasta, Vincent                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Dudley, Catherine                          Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Capital Trust

Duggan, Peter J.                           None
  Managing Director
  (Senior Vice President until 4/02)

Ebel, Bruce A.                             Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Institutional Funds
                                           Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust

Evascu, Caroline                           Vice President                   SG Cowen Asset                New York, NY
  Vice President                           (until 8/01)                     Management

Even, Karen L.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Fahey, Lawrence L.                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Fechter, Michael                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President (Until 4/01)      Standish, Ayer & Wood         Boston, MA

Federoff, Alex G.                          Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.

Feliciano, Rosalina                        Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Income Trust
  (Vice President until 4/02)                                               State Street Research         Boston, MA
                                                                            Securities Trust
                                                                            State Street Research         Boston, MA
                                                                            Institutional Funds

Feeney, Kimberley                          Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Ficco, Bonnie A.                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Fleno, Phyllis A.                          None
  Vice President

Fochtman, Jr., Leo                         None
  Vice President

Forcione, Anthony F.                       None
  Vice President

Frey, Kenneth                              None
  Senior Vice President
  (Vice President until 4/02)

Frank, Christopher                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President                   State Street Global           Boston, MA
                                                                            Advisors

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Gallivan Jr., Edward T.                    Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Equity Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Financial Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Income Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Capital Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Growth Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Securities Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Institutional Funds

Garrelick, Jenine K.                       Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

Goodman, Stephanie B.                      Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Govoni, Electra                            None
  Senior Vice President
  (Vice President until 4/02)

Grace, Evan S.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Institutional Funds

Granger, Allison                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Gray, Nancy Spalding                       Vice President                   Scudder-Kemper                Boston, MA
  Vice President                           (until 8/00)                     Investments

Hadelman, Peter J.                         Vice President                   Pioneer Investment            Boston, MA
  Vice President                           (until 5/00)                     Management
                                           Vice President                   State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Haggerty, Bryan D.                         None
  Vice President

Hagstrom, Thomas W.                        Vice President                   Lehman Brothers               Boston, MA
  Senior Vice President                    (Until 7/01)
  (Vice President until 4/02)

Hamilton, Jr., William A.                  Treasurer and Director           Ellis Memorial and            Boston, MA
  Senior Vice President                                                     Eldredge House
                                           Treasurer and Director           Nautical and Aviation         Baltimore, MD
                                                                            Publishing Company, Inc.
                                           Treasurer and Director           North Conway Institute        Boston, MA

Harrington, Heidi                          Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)              Vice President                   Fleet Investment              Boston, MA
                                           (Until 5/00)                     Management

Hasson, Ira P.                             Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Haverty, Jr., Lawrence J.                  None
  Managing Director
  (Senior Vice President until 4/02)

Heineke, George R.                         None
  Vice President

Hickman, Joanne                            Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)

Holland, Thomas                            Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)
  (Vice President Until 4/01)

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Irvine, William A.                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Director (Until 7/00)            FleetBoston Financial         Boston, MA

Joseph, Robert I.                          None
  Vice President

Kallis, John H.                            Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Income Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Trustee                          705 Realty Trust              Washington, D.C.

Kasper, M. Katherine                       Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Kayajanian, Jeffrey D.                     Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Regional Vice President          ReliaStar Retirement          Minneapolis, MN
                                           (Until 7/00)                     Plans

Keelan, David E.                           None
  Vice President

Kiessling, Dyann H.                        None
  Vice President

Kitterman, Melissa B.                      None
  Vice President
  (Asst. Vice President until 4/02)

Krauss, Clifford                           Managing Director                Trust Company of the West     Los Angeles, CA
  Managing Director                        (until 8/00)
  (Senior Vice President until 4/02)       Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

Lafferty, David F.                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Senior Investment Strategist     Metropolitan Life             New York, NY
                                           (Until 4/01)                     Insurance Company

Langholm, Knut                             Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Institutional Funds

Leary, Eileen M.                           None
  Senior Vice President
  (Vice President until 4/02)

Ledbury, Richard D.                        Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Leese, Reginald                            Portfolio Manager                Citizens Bank                 Boston, MA
  Senior Vice President                    (until 6/00)
  (Vice President until 4/02)

Loew, Christopher R.                       Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Vice President         Putnam Investments            Boston, MA
                                           (Until 2/01)

Loizeaux, Stephen                          Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Director                         MetLife, Taft Hartley         New York, NY
                                           (Until 4/01)                     Services

Lomasney, Mary T.                          Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Lombardo, John S.                          Managing Director                State Street Research         Boston, MA
  Managing Director                        and Chief Financial Officer      Investment Services, Inc.
  and Chief Financial Officer              Vice President                   State Street Research         Boston, MA
  (Executive Vice President until 4/02)                                     Capital Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Equity Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Income Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Senior Vice President            Metropolitan Property and     Warwick, RI
                                           (Until 7/01)                     Casualty Insurance Co.

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Lord, Peter D.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President                   New England Financial         Boston, MA

Lubas, Amy C.
  Vice President

Marchand, Joanna M.                        None
  Vice President
  (Assistant Vice
  President until
  4/01)

Marinella, Mark A.                         Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  (Executive Vice President until 4/02)
  Co-Chief Investment Officer-             Vice President                   State Street Research         Boston, MA
    Fixed Income                                                            Financial Trust
  Managing Director                                                         State Street Research         Boston, MA
  (Senior Vice President                   Vice President                   Income Trust
    Until 3/01)                                                             State Street Research         Boston, MA
                                           Vice President                   Money Market Trust
                                                                            State Street Research         Boston, MA
                                           Vice President                   Securities Trust
                                                                            State Street Research         Boston, MA
                                           Vice President                   Tax-Exempt Trust

Markel, Gregory S.                         None
  Vice President

Marsh, Eleanor H.                          Portfolio Manager                Evergreen Investment          Boston, MA
  Senior Vice President                    (Until 3/00)                     Management Company
  (Vice President until 4/02)              Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust

Martin, Gloria J.                          None
  Vice President

McGrath, Ann E.                            None
  Vice President

McKenna, Barbara                           Director                         Standish, Ayer &              Boston, MA
  Managing Director                        (Until 7/01)                     Wood
  (Senior Vice President until 4/02)       Vice President
                                           (Until 11/00)

McKown, Elizabeth G.                       Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

McNamara, III, Francis J.                  Managing Director,               State Street Research         Boston, MA
  Managing Director,                       Clerk and General Counsel        Investment Services, Inc.
  Secretary and General Counsel            Secretary and General Counsel    State Street Research         Boston, MA
  (Executive Vice President until 4/02)                                     Master Investment Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Capital Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Growth Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Securities Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Equity Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Financial Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Income Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Secretary and General Counsel    SSRM Holdings, Inc.           Boston, MA
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Director                         SSR Pegasus Funds             Luxembourg

Monahan, Kenneth                           Director                         Standish, Ayer &              Boston, MA
  Vice President                           (until 9/01)                     Wood
                                           Vice President                   State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Moore, James                               Director                         1838 Investment               Boston, MA
  Vice President                           (until 4/00)                     Advisors, Inc.

Morey, Andrew F.                           None
  Vice President

Moran, Mary Ruth                           Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Executive Vice President until 4/02)    President                        Precipio Partners             Boston, MA
                                           (Until 4/01)                     (Formerly M R Moran & Co.)

Mulligan, JoAnne C.                        None
  Senior Vice President

O'Connell, Deidre M.E.                     Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

O'Connor, Daniel W.                        Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Passalacqua, Barbara                       None
  Vice President
  (Assistant Vice President
    until 4/01)

Poritzky, Dean E.                          None
  Managing Director
  (Senior Vice President until 4/02)
  (Vice President until 4/00)

Ragsdale, Jr., E.K. Easton                 None
  Managing Director
  (Senior Vice President until 4/02)

Rawlins, Jeffrey A.                        Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  (Senior Vice President until 4/02)

Refojo, Michael F.                         Senior Vice President            Scudder Kemper                Boston, MA
  Managing Director                        (Until 12/00)                    Investments
  (Senior Vice President until 4/02)

Reilly, David C.                           Senior Vice President            Prudential                    Newark, NJ
  Senior Vice President                    (Until 6/01)                     Investments

Reiser, Jen                                Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

Rice III, Daniel Joseph                    Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Equity Trust
  (Senior Vice President until 4/02)

Rolnick, Michael A.                        None
  Vice President

Romich, Douglas A.                         Treasurer                        State Street Research         Boston, MA
  Senior Vice President                                                     Equity Trust
  and Treasurer                            Treasurer                        State Street Research         Boston, MA
                                                                            Financial Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Income Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Capital Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Growth Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President and               SSRM Holdings, Inc.           Boston, MA
                                           Assistant Treasurer
                                           Senior Vice President and        State Street Research         Boston, MA
                                           Treasurer                        Investment Services, Inc.

Ryan, Michael J.                           None
  Senior Vice President

Schrage, Michael M.                        None
  Senior Vice President

Shean, William G.                          None
  Senior Vice President

Sheldon, Michael A.                        None
  Vice President

Silverstein, Jill                          None
  Vice President

Simi, Susan                                None
  Vice President

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Simmons, Amy L.                            Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Capital Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Growth Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Securities Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Equity Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Financial Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Income Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Tax-Exempt Trust

Smith, James                               Director of Customer Service     Brown and Company             Boston, MA
  Senior Vice President                    (until 11/17/00)                 Securities Corporation
  (Vice President until 4/02)              Vice President                   State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Somers, Todd                               Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

St. John, Scott                            Vice President                   Eaton Vance Management        Boston, MA
  Vice President                           (Until 2/01)

Stambaugh, Kenneth D.                      None
  Senior Vice President
  (Vice President until 4/02)

Stolberg, Thomas B.                        None
  Vice President

Strelow, Daniel R.                         Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  Co-Chief Investment Officer-
    Fixed Income
  (Executive Vice President until 4/02)
  (Senior Vice President Until 3/01)

Swanson, Amy McDermott                     None
  Managing Director
  (Senior Vice President until 4/02)

Synnestvedt, Jared A.                      Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Director of Sales                MetLife Investment            Boston, MA
                                           (Until 4/01)                     Partners
                                           Asst. Vice President             Putnam Investments            Boston, MA
                                           (Until 7/00)

Thorndike, Benjamin W.                     Managing Director                Scudder-Kemper                Boston, MA
  Managing Director                        (until 7/00)                     Investments
  (Senior Vice President until 4/02)       Senior Vice President            State Street Research         Boston, MA
                                                                            Investment Services, Inc.
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

Tice, Robyn S.                             None
  Managing Director
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

Trebino, Anne M.                           Vice President                   SSRM Holdings, Inc.           Boston, MA
  Managing Director
  (Senior Vice President until 4/02)

Truesdale, Anne Tucher                     Senior Analyst                   J.P. Morgan & Co.             New York, NY
  Vice President                           (until 6/00)

Wagenseller, Jon P.                        Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
                                           Director-New Prod. Dev.          MetLife Investments           Convent Station, NJ
                                           (Until 4/01)

Wallace, Julie K.                          None
  Vice President

Walsh III, Denis J.                        None
  Managing Director
  (Vice President until 4/02)

Walsh, Tucker                              Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Capital Trust
  (Vice President until 4/02)

Wardwell, Samuel                           Vice President                   Wellington Management         Boston, MA
  Managing Director                        (until 8/00)                     Company
  (Senior Vice President until 4/02)

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Weiss, James M.                            Vice President                   State Street Research         Boston, MA
  Director and Managing Director                                            Exchange Trust
  (Executive Vice President until 4/02)    Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Capital Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Equity Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Income Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Director                         State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Welch, Timothy M.                          None
  Vice President

Westvold, Elizabeth McCombs                Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  (Senior Vice President until 4/02)       Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust

Wilkins, Kevin N.                          Managing Director                State Street Research         Boston, MA
  Managing Director                        (Executive Vice President        Investment Services, Inc.
  (Executive Vice President until 4/02)    until 4/02)

Wills, Sean                                None
  Vice President

Wilson, John T.                            Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Master Investment Trust
  (Senior Vice President until 4/02)

Wipf, Barbara                              None
  Vice President

Wong, David                                Senior Vice President            Paine Webber/                 New York, NY
  Senior Vice President                    (until 4/01)                     UBS Warburg
  (Vice President until 4/02)

Woodbury, Robert S.                        Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                    (Vice President Until 4/01)      Investment Services, Inc.
  (Vice President Until 4/01)

Woodworth, Jr., Kennard                    Vice President                   State Street Research         Boston, MA
  Senior Vice                                                               Exchange Trust
  President                                Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Xie, Erin                                  Vice President                   State Street Research         Boston, MA
  Vice President                           Associate                        Investment Services, Inc.
                                           (Until 3/01)                     Sanford Bernstein             New York, NY

Yalamanchili, Kishore K.                   None
  Senior Vice President
  (Vice President until 4/02)

Yu, Mandy                                  Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Zuger, Peter A.                            Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Equity Trust
  (Senior Vice President until 4/02)       Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust

Zhu, Kevin                                 Vice President                   Zurich Scudder                Boston, MA
  Vice President                           (Until 6/01)                     Investments, Inc.

Item 27.  Principal Underwriters

     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Institutional Funds.

     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows. The address for each person is One Financial Center, Boston, Massachusetts, unless otherwise indicated.


        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Richard S. Davis           Chairman of the Board,    Chairman of the Board,
                           President and Chief       President and Chief
                           Executive Officer         Executive Officer

James M. Weiss             Director                  Vice President

John S. Lombardo           Director, Managing        Vice President
                           Director and Chief
                           Financial Officer

Christopher C. Abbott      Managing Director         None

Dennis C. Barghaan         Managing Director         None

Amy F. Barnwell            Managing Director         None

Joanne Hickman             Managing Director         None

Thomas Holland             Managing Director         None

Elizabeth G. McKown        Managing Director         None

Francis J. McNamara, III   Managing Director,        Secretary
                           Clerk and General
                           Counsel

Mary Ruth Moran            Managing Director         None
                           and Head of Information
                           Systems and
                           Administration and
                           Operations

Michael F. Refojo          Managing Director         None

Benjamin W. Thorndike      Managing Director         None

Kevin N. Wilkins           Managing Director         None

Peter Borghi               Senior Vice President     None

Mara D. Calame             Senior Vice President,    None
                           Assistant Clerk and
                           Counsel

Linda C. Carstens          Senior Vice President     None

George Crane               Senior Vice President     None

Terrence J. Cullen         Senior Vice President,    Assistant Secretary
                           Assistant Clerk
                           and Counsel

John de Luna               Senior Vice President     None

        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Alex G. Federoff           Senior Vice President     None

Heidi Harrington           Senior Vice President     None

Ira P. Hasson              Senior Vice President     None

M. Katherine Kasper        Senior Vice President     None

Richard C. Ledbury         Senior Vice President     None

Mary Lomasney              Senior Vice President     None

Douglas A. Romich          Senior Vice President     Treasurer
                           and Treasurer

James Smith                Senior Vice President     None

Jon P. Wagenseller         Senior Vice President     None

Robert W. Woodbury         Senior Vice President     None

Christopher P. Austin      Vice President            None

Marilyn O. Boss            Vice President            None

Thomas Bruno               Vice President            None

Linda C. Carley            Vice President            None

Vincent DiVasta            Vice President            None

Karen L. Even              Vice President            None

Lawrence L. Fahey          Vice President            None

Michael Fechter            Vice President            None

Bonnie A. Ficco            Vice President            None

Christopher Frank          Vice President            None

Edward T. Gallivan, Jr.    Vice President            Assistant Treasurer

Jenine K. Garrelick        Vice President            None

Stephanie B. Goodman       Vice President            None

Allison Granger            Vice President            None

Nancy Spalding Gray        Vice President            None

Peter Hadelman             Vice President            None

William A. Irvine          Vice President            None

Jeffrey D. Kayajanian      Vice President            None

David F. Lafferty          Vice President            None

Christopher R. Loew        Vice President            None

Stephen Loizeaux           Vice President            None

Peter D. Lord              Vice President            None

Kenneth Monahan            Vice President            None

Diedre M. E. O'Connell     Vice President            None

Daniel W. O'Connor, III    Vice President            None

Jen Reiser                 Vice President            None

Amy L. Simmons             Vice President            Assistant Secretary

Todd W. Somers             Vice President            None

Jared A. Synnestvedt       Vice President            None

Mandy Yu                   Vice President            None

Item 28.    Location of Accounts and Records

      Douglas A. Romich
      State Street Research & Management Company
      One Financial Center
      Boston, MA  02111

Item 29.    Management Services

Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant, and received the amounts set forth below:


                     Year-end       Year-end        Year-end
Fund                 12/31/99       12/31/00        12/31/01
----                 --------       --------        --------
Large-Cap
Growth Fund          $85,271        $136,571        $166,130


                     Year-end
Fund                 5/31/01
----                 --------
Concentrated
International Fund   $13,988


Item 30.    Undertakings

      (a)   Inapplicable.

      (b)   Inapplicable.

      (c)   Deleted.

      (d) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the recordholders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (e)   Deleted.

                                     NOTICE

     A copy of the First Amended and Restated Master Trust Agreement, as further amended (the "Master Trust Agreement") of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds comprising the series of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other Fund shall be responsible for the same.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of April, 2002.


                                    STATE STREET RESEARCH GROWTH TRUST

                                    By:               *
                                          -----------------------------
                                          Richard S. Davis
                                          Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated.

          Signature                             Capacity
          ---------                             --------

               *
______________________________            Chairman of the Board,
Richard S. Davis                          Chief Executive Officer
                                          and President (principal
                                          executive officer)
               *
______________________________            Treasurer (principal
Douglas A. Romich                         financial and accounting
                                          officer)

               *
______________________________            Trustee
Bruce R. Bond

               *
______________________________            Trustee
Steve A. Garban

               *
______________________________            Trustee
Dean O. Morton

               *
______________________________            Trustee
Susan M. Phillips

               *
______________________________            Trustee
Toby Rosenblatt

               *
______________________________            Trustee
Michael S. Scott Morton


*By:    /s/ Francis J. McNamara, III
        ----------------------------------------------
            Francis J. McNamara, III, Attorney-in-Fact
            under Powers of Attorney incorporated
            by reference from Post-Effective
            Amendment No. 6 filed February 27, 1998,
            Post-Effective Amendment No. 8 filed
            March 17, 2000, Post-Effective Amendment
            No. 14 filed November 16, 2000 and Post-Effective
            Amendment No. 21 filed May 4, 2001.

                                              1933 Act Registration No. 33-55024
                                                       1940 Act File No. 811-985
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                   [ ]

                        Pre-Effective Amendment No. ____                   [ ]


                         Post-Effective Amendment No. 36                   [X]


                                     and/or

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940               [ ]


                                Amendment No. 53                           [X]


                              --------------------

                       STATE STREET RESEARCH GROWTH TRUST
       (Exact Name of Registrant as Specified in Articles of Organization)

                              --------------------

                                    EXHIBITS


================================================================================

                                              EXHIBITS

                                         INDEX TO EXHIBITS


            (2)(c)        Amendment No. 2 to By-Laws

            (2)(d)        Amendment No. 3 to By-Laws

            (11)(b) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Large-Cap Growth Fund